As filed with the Securities and Exchange Commission on February 25, 2002

                                                       Registration No. 33-45758
                                                               File No. 811-6566

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ---------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]


                         POST-EFFECTIVE AMENDMENT NO. 16                     |X|
                                     AND/OR

                             REGISTRATION STATEMENT
                                      UNDER


                       THE INVESTMENT COMPANY ACT OF 1940                    |X|
                               AMENDMENT NO. 17                              |X|

                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ---------------

                           PHOENIX MULTI-SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 ---------------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
          C/O PHOENIX EQUITY PLANNING CORPORATION--SHAREHOLDER SERVICES

                                 (800) 243-1574
               (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)

                                 ---------------

                               PAMELA S. SINOFSKY
                 ASSISTANT VICE PRESIDENT AND ASSISTANT COUNSEL
                        PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                           HARTFORD, CONNECTICUT 06115
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

            It is proposed that this filing will become effective (check appropriate box):

           [ ] immediately upon filing pursuant to paragraph (b)

           |X| on February 28, 2002 pursuant to paragraph (b)

           [ ] 60 days after filing pursuant to paragraph (a)(1)
           [ ] on pursuant to paragraph (a)(1)
           [ ] 75 days after filing pursuant to paragraph (a)(2)
           [ ] on        pursuant to paragraph (a)(2) of Rule 485.

           If appropriate, check the following box:
           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                            PHOENIX MULTI-SERIES TRUST
                                   CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

                                                     PART A

                                      INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER FORM N-1A, PART A                                           PROSPECTUS CAPTION
-----------------------------                                           ------------------

1.     Front and Back Cover Pages...............................        Cover Page, Back Cover Page
2.     Risk/Return Summary: Investments, Risk Performance.......        Investment Risk and Return Summary
3.     Risk/Return Summary: Fee Table...........................        Fund Expenses
4.     Investment Objectives, Principal Investment Strategies
       and Related Risks........................................        Investment Risk and Return Summary
5.     Management's Discussion of Fund Performance..............        Performance Tables
6.     Management, Organization, and Capital Structure..........        Management of the Fund
7.     Shareholder Information..................................        Pricing of Fund Shares; Sales Charges; Your
                                                                        Account; How to Buy Shares; How to Sell Shares;
                                                                        Things to Know When Selling Shares; Account
                                                                        Policies; Investor Services; Tax Status
8.     Distribution Arrangements................................        Sales Charges
9.     Financial Highlights Information.........................        Financial Highlights

                                                     PART B

                            INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER FORM N-1A, PART B                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------                                           -------------------------------------------

10.    Cover Page and Table of Contents.........................        Cover Page, Table of Contents
11.    Fund History.............................................        The Fund
12.    Description of the Fund and Its Investment Risks.........        Investment Techniques and Risks; Investment
                                                                        Restrictions
13.    Management of the Fund...................................        Management of the Fund
14.    Control Persons and Principal Holders of Securities......        Management of the Fund
15.    Investment Advisory and Other Services...................        Services of the Adviser; The Distributor;
                                                                        Distribution Plans; Other Information
16.    Brokerage Allocation and Other Practices.................        Portfolio Transactions and Brokerage
17.    Capital Stock and Other Securities......................         Other Information
18.    Purchase, Redemption, and Pricing of Shares..............        Net Asset Value; How to Buy Shares; Investor
                                                                        Account Services; How to Redeem Shares; Tax
                                                                        Sheltered Retirement Plans
19.    Taxation of the Fund.....................................        Dividends, Distributions and Taxes
20.    Underwriters.............................................        The Distributor
21.    Calculation of Performance Data..........................        Performance Information
22.    Financial Statements.....................................        Financial Statements

                                     PART C

           INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH
               UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN PART C
                         OF THIS REGISTRATION STATEMENT.

                                                                      PROSPECTUS


     February 28, 2002





       |GOODWIN|

       PHOENIX-GOODWIN
       MULTI-SECTOR FIXED INCOME FUND

       PHOENIX-GOODWIN
       MULTI-SECTOR SHORT TERM BOND FUND















                                                 Neither the Securities and Exchange Commission
                                                 nor any state securities commission has approved
                                                 or disapproved of these securities or determined
                                                 if this prospectus is truthful or complete. Any
                                                 representation to the contrary is a criminal offense.

                                                 This prospectus contains important information
                                                 that you should know before investing in the
[LOGO] PHOENIX                                   Phoenix-Goodwin Multi-Sector Fixed Income Fund
       INVESTMENT PARTNERS, LTD.                 and the Phoenix-Goodwin Multi-Sector Short Term
                                                 Bond Fund. Please read it carefully and retain it for
       A MEMBER OF THE PHOENIX COMPANIES, INC.   future reference.



                      PHOENIX MULTI-SERIES TRUST
-----------------------------------------------------------------------------------------------------------------


                      TABLE OF CONTENTS

                      Phoenix-Goodwin Multi-Sector Fixed Income Fund
                         Investment Risk and Return Summary...............................................      1
                         Fund Expenses....................................................................      6
                      Phoenix-Goodwin Multi-Sector Short Term Bond Fund
                         Investment Risk and Return Summary...............................................      8
                         Fund Expenses....................................................................     12
                      Additional Investment Techniques....................................................     14
                      Management of the Funds.............................................................     16
                      Pricing of Fund Shares..............................................................     17
                      Sales Charges.......................................................................     18
                      Your Account........................................................................     21
                      How to Buy Shares...................................................................     23
                      How to Sell Shares..................................................................     23
                      Things You Should Know When Selling Shares..........................................     24
                      Account Policies....................................................................     26
                      Investor Services...................................................................     27
                      Tax Status of Distributions.........................................................     28
                      Financial Highlights................................................................     29

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Goodwin Multi-Sector Fixed Income Fund has a primary objective to maximize current income while preserving capital. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES


> Under normal circumstances, the fund invests at least 80% of its total assets in the following sectors of fixed income securities:


         o Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;

         o Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries;

         o Investment grade securities, which are securities with credit ratings within the four highest rating categories, or if unrated, securities that the adviser believes are of comparable quality, including short-term securities; and

         o High yield-high risk fixed income securities of U.S. issuers (so called "junk bonds").

> The fund may invest in any of these sectors or may not invest in a sector at all.

> Securities are selected using a sector rotation approach. The adviser seeks to adjust the proportion of fund investments in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the adviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer's business, management, cash, assets, earnings and stability. Securities selected for investment are those that the adviser believes offer the best potential for total return based on risk-to-reward tradeoff.

> Interest rate risk is managed by a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity the greater the duration and therefore the greater effect interest rate changes have on the price of the security. By maintaining the duration of the fund at a level similar to that of its benchmark, the Lehman Brothers Aggregate Bond Index, the adviser believes that the fund's exposure to interest rate risk is more consistent with its benchmark's risk profile than that of a fund that attempts to predict future interest rate changes. On

                                Phoenix-Goodwin Multi-Sector Fixed Income Fund 1

         December 31, 2001 the modified adjusted duration of the Lehman Brothers Aggregate Bond Index was 4.53 years.

> Fixed income securities selected for portfolio investment may be of any maturity. However, the adviser attempts to maintain a maturity composition similar to that of its benchmark in an effort to maintain an interest rate risk profile consistent with the benchmark. Maturity composition refers to the percentage of securities within specific maturity ranges as well as the aggregate weighted average portfolio maturity. On December 31, 2001 the maturity of the Lehman Brothers Aggregate Bond Index was 8.14 years.


> The adviser's investment strategies may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the adviser, at its discretion, may invest part or all of the fund's assets in cash or cash equivalents. When this happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for fund investment. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved or that the value of the fund's investments that supports your share value will increase. If the value of fund investments decreases, your share value will decrease.

CREDIT RISK

Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, the lower a security's credit rating the greater chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.

CMOS, REMICS AND OTHER PASS-THROUGH SECURITIES

The values of pass-through securities may fluctuate to a greater degree than other debt securities in response to changes in interest rates. Early payoffs on the underlying loans in mortgage-backed and asset-backed pass-through securities and CMOs may result in the fund

2 Phoenix-Goodwin Multi-Sector Fixed Income Fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest the proceeds at lower interest rates, causing the fund to earn less than if prepayments had not occurred.

EMERGING MARKET INVESTING

Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval may be required in some developing countries for the release of investment income, capital and sale proceeds to foreign investors, and some developing countries may limit the extent of foreign investment in domestic companies.

FOREIGN INVESTING

Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in currency exchange rates.

HIGH YIELD-HIGH RISK FIXED INCOME SECURITIES

High yield-high risk securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-grade securities, making it more difficult for the adviser to accurately predict risk. There is a greater risk with high yield-high risk securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities.

INTEREST RATE RISK

Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

                                Phoenix-Goodwin Multi-Sector Fixed Income Fund 3

LONG-TERM MATURITIES

Securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law and general market changes.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.


4 Phoenix-Goodwin Multi-Sector Fixed Income Fund

PERFORMANCE TABLES


The bar chart and table below provide some indication of the risks of investing in the Phoenix-Goodwin Multi-Sector Fixed Income Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

CALENDAR YEAR       ANNUAL RETURN (%)
     1992                12.06
     1993                15.56
     1994                -6.71
     1995                19.18
     1996                13.55
     1997                 8.99
     1998                -6.87
     1999                 8.22
     2000                 2.30
     2001                 3.83


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 9.95% (quarter ending June 30, 1995) and the lowest return for a quarter was -11.70% (quarter ending September 30, 1998).

----------------------------------------------------------------------------------------------------------------

    Average Annual Total Returns                                          5 Years (or       10 Years (or
   (for the periods ended 12/31/01)(1)                     1 Year       Life of Class)     Life of Class)
----------------------------------------------------------------------------------------------------------------
    Class A--Return Before Taxes                           -1.10%            2.13%              6.21%
----------------------------------------------------------------------------------------------------------------
    Class A--Return After Taxes on Distributions(2)        -4.22%           -1.34%              2.64%
----------------------------------------------------------------------------------------------------------------
    Class A--Return After Taxes on Distributions and Sale
    of Fund Shares(2)                                      -0.70%           -0.02%              3.21%
----------------------------------------------------------------------------------------------------------------
    Lehman Brothers Aggregate Bond Index(3) (reflects no
    deduction for fees, expenses or taxes)                  8.44%            7.43%              7.33%
----------------------------------------------------------------------------------------------------------------
    Class B--Return Before Taxes                           -0.83%            2.36%              5.89%(4)
----------------------------------------------------------------------------------------------------------------
    Class C--Return Before Taxes                            3.06%            0.35%(5)            N/A
----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. The Index's performance does not include sales charges.

(4) Since inception on January 3, 1992.

(5) Since inception on October 14, 1997.


                               Phoenix-Goodwin Multi-Sector Fixed Income Fund  5

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS A           CLASS B           CLASS C
                                                                SHARES            SHARES            SHARES
                                                                ------            ------            ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   4.75%              None              None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)        None               5%(a)             1%(b)
Maximum Sales Charge (load) Imposed on Reinvested                                  None              None
Dividends                                                       None
Redemption Fee                                                  None               None              None
Exchange Fee                                                    None               None              None
                                                          -------------------------------------------------------

                                                               CLASS A           CLASS B           CLASS C
                                                                SHARES            SHARES            SHARES
                                                                ------            ------            ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.55%             0.55%             0.55%
Distribution and Service (12b-1) Fees(c)                        0.25%             1.00%             1.00%
Other Expenses                                                  0.47%             0.47%             0.47%
                                                                ----              ----              ----
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.27%             2.02%             2.02%
                                                                ====              ====              ====


-------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


6  Phoenix-Goodwin Multi-Sector Fixed Income Fund

-------------------------------------------------------------------------
   CLASS         1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------


   Class A        $598         $859         $1,139        $1,936

-------------------------------------------------------------------------

   Class B        $605         $834         $1,088        $2,155

-------------------------------------------------------------------------

   Class C        $305         $634         $1,088        $2,348

-------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

 ------------------------------------------------------------------------
    CLASS        1 YEAR       3 YEARS      5 YEARS       10 YEARS
 ------------------------------------------------------------------------


    Class B       $205         $634         $1,088        $2,155

 ------------------------------------------------------------------------

    Class C       $205         $634         $1,088        $2,348


 ------------------------------------------------------------------------




                               Phoenix-Goodwin Multi-Sector Fixed Income Fund  7

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

Phoenix-Goodwin Multi-Sector Short Term Bond Fund has a primary objective to provide high current income while attempting to limit changes in the fund's net asset value per share caused by interest rate changes. There is no guarantee that the fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES


> Under normal circumstances, the fund invests at least 80% of its assets in fixed income securities. Principally, the fund invests in investment-grade securities which are rated at the time of investment BBB or above by Standard and Poor's Corporation ("S&P") or Duff & Phelps Credit Rating Company ("D&P") or Baa or above by Moody's Investor's Services, Inc. (Moody's) or unrated securities determined by the adviser to be of the same comparable, limited quality. The fund may continue to hold securities whose credit quality falls below investment grade.


> The fund seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities having an expected weighted average maturity of three years or less and that are in one of the following market sectors:

         o Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;

         o Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;

         o Investment-grade securities; and

         o High yield-high risk securities.

> The fund may invest in any of these sectors or may not invest in a sector at all.

> Securities are selected using a sector rotation approach. The adviser seeks to adjust the proportion of fund investment in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the adviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer's business, management, cash, assets, earnings and stability. Securities selected for investment are those that the adviser believes offer the best potential for total return based on risk-to-reward tradeoff.

> Interest rate risk is managed by a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present


8 Phoenix-Goodwin Multi-Sector Short Term Bond Fund value of the security's payment pattern. Generally, the longer the maturity the greater the duration and therefore the greater effect interest rate changes have on the price of the security. By maintaining the duration of the fund at a level similar to that of its benchmark, the Merrill Lynch Medium Quality Corporate Short-Term Bond Index, the adviser believes that the fund's exposure to interest rate risk is more consistent with its benchmark's risk profile than that of a fund that attempts to predict future interest rate changes. On December 31, 2001 the modified adjusted duration of the Merrill Lynch Medium Quality Corporate Short-Term Bond Index was 0.08 years.


> The adviser's investment strategies may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.


RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.


GENERAL

The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for fund investment. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved or that the value of the fund's investments that supports your share value will increase. If the value of fund investments decreases, your share value will decrease.


CREDIT RISK

Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, the lower a security's credit rating the greater chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.


CMOS, REMICS AND OTHER PASS-THROUGH SECURITIES

The values of pass-through securities may fluctuate to a greater degree than other debt securities in response to changes in interest rates. Early payoffs on the underlying loans in mortgage-backed and asset-backed pass-through securities and CMOs may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest the proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred.


                            Phoenix-Goodwin Multi-Sector Short Term Bond Fund  9

EMERGING MARKET INVESTING

Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval may be required in some developing countries for the release of investment income, capital and sale proceeds to foreign investors, and some developing countries may limit the extent of foreign investment in domestic companies.


FOREIGN INVESTING

Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.


HIGH YIELD-HIGH RISK FIXED INCOME SECURITIES

High yield-high risk securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the credit worthiness of high yield-high risk issuers is more complex than for higher-grade securities, making it more difficult for the adviser to accurately predict risk. There is a greater risk with high yield-high risk securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities.


INTEREST RATE RISK

Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall.


U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.


10 Phoenix-Goodwin Multi-Sector Short Term Bond Fund

PERFORMANCE TABLES


The bar chart and table below provide some indication of the risks of investing in the Phoenix-Goodwin Multi-Sector Short Term Bond Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table below shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]
                   CALENDAR YEAR        ANNUAL RETURN (%)
                        1993                   8.95
                        1994                  -1.86
                        1995                  13.64
                        1996                  11.30
                        1997                   9.49
                        1998                   1.30
                        1999                   4.49
                        2000                   7.09
                        2001                   7.98

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 5.38% (quarter ending June 30, 1995) and the lowest return for a quarter was -5.50% (quarter ending September 30, 1998).

----------------------------------------------------------------------------------------------------------------

  Average Annual Total Returns                                         5 Years (or        10 Years (or
  (for the periods ended 12/31/01)(1)                     1 Year      Life of Class)      Life of Class)
----------------------------------------------------------------------------------------------------------------
  Class A--Return Before Taxes                             5.55%         5.55%             6.34%(5)
----------------------------------------------------------------------------------------------------------------
  Class A--Return After Taxes on Distributions(2)          2.61%         2.43%             3.42%
----------------------------------------------------------------------------------------------------------------
  Class A--Return After Taxes on Distributions and         3.33%         2.84%             3.59%
  Sale of Fund Shares(2)
----------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index(3) (reflects        8.44%         7.43%             7.32%
  no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------------------
  Merrill Lynch Medium Quality Corporate Short-Term
  Bond Index(4) (reflects no deduction for fees, expenses  9.39%         6.99%             6.75%
  or taxes)
----------------------------------------------------------------------------------------------------------------
  Class B--Return Before Taxes                             5.95%         5.47%             6.04%(5)
----------------------------------------------------------------------------------------------------------------
  Class C--Return Before Taxes                             7.68%         4.77%(6)          N/A
----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. The Index's performance does not include sales charges.

(4) The Merrill Lynch Medium quality Corporate Short-Term Bond Index is an unmanaged, commonly used index that tracks the returns of corporate issues rated between BBB and A by Standard & Poor's, with maturities from 1 to 3 years. The Index's performance does not include sales charges.

(5) Since inception on July 6, 1992.
(6) Since inception on October 1, 1997.



                            Phoenix-Goodwin Multi-Sector Short Term Bond Fund 11

FUND EXPENSES

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS A           CLASS B           CLASS C
                                                               SHARES            SHARES            SHARES
                                                               ------            ------            ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   2.25%             None              None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)        None              2%(b)             None
Maximum Sales Charge (load) Imposed on Reinvested                                 None              None
Dividends                                                       None
Redemption Fee                                                  None              None              None
Exchange Fee                                                    None              None              None
                                                          -------------------------------------------------------

                                                               CLASS A           CLASS B           CLASS C
                                                               SHARES            SHARES            SHARES
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.55%             0.55%             0.55%
Distribution and Service (12b-1) Fees(c)                        0.25%             0.75%             0.50%
Other Expenses                                                  0.70%             0.70%             0.70%
                                                                -----             -----             -----
TOTAL ANNUAL FUND OPERATING EXPENSES(a)                         1.50%             2.00%             1.75%
                                                                =====             =====             =====



-----------------------

(a) The fund's investment adviser has agreed to reimburse through February 28, 2003 the Phoenix-Goodwin Multi-Sector Short Term Bond Fund's operating expenses, other than Management Fees and Distribution and Service Fees, to the extent that such expenses exceed 0.50% for each class of shares. Total Annual Operating Expenses for the fund after expense reimbursement are: 1.22% for Class A Shares, 1.71% for Class B Shares, and 1.46% for Class C Shares.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 0.50% annually to 1% during the third year and to 0% after the third year.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



12 Phoenix-Goodwin Multi-Sector Short Term Bond Fund

-------------------------------------------------------------------------
   CLASS         1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------


   Class A        $374         $688         $1,025        $1,975
-------------------------------------------------------------------------

   Class B        $353         $677         $1,078        $2,081

-------------------------------------------------------------------------

   Class C        $178         $551          $949         $2,062

-------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------
   CLASS         1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------


   Class B        $203         $627         $1,078        $2,081

-------------------------------------------------------------------------

   Class C        $178         $551          $949         $2,062

-------------------------------------------------------------------------


Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's investment adviser. Refer to the section "Management of the Fund" for information about expense reimbursement.


                            Phoenix-Goodwin Multi-Sector Short Term Bond Fund 13

ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------



In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, each of the funds may engage in the following investment techniques as indicated below:


BORROWING


Each of the funds may obtain fixed interest rate loans in amounts up to one-third the value of its net assets and invest the loan proceeds in other assets. If the securities purchased with such borrowed money decrease in value or do not increase enough to cover interest and other borrowing costs, the funds will suffer greater losses than if no borrowing took place.



DERIVATIVES

The funds may enter into derivative transactions (contracts whose value is derived from the value of an underlying asset, index or rate) including futures, options and swap agreements. The funds may use derivatives to hedge against factors that affect the value of their investments such as interest rates and foreign currency exchange rates. The funds may also utilize derivatives as part of their overall investment technique to gain or lessen exposure to various securities, markets and currencies.

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Derivative contracts are usually less liquid than traditional securities and are subject to counter party risk (the risk that the other party to the contract will default or otherwise not be able to perform its obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivatives contracts entered into for hedging purposes may also subject the fund to losses if the contracts do not correlate with the assets, index or rates they were designed to hedge. Gains and losses derived from hedging transactions are therefore more dependent upon the adviser's ability to correctly predict the movement of such asset prices, indexes or rates.


ILLIQUID SECURITIES

The funds may invest in illiquid securities. Illiquid securities may include repurchase agreements with maturities of greater than seven days. Illiquid and restricted securities may be difficult to sell or may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in a loss to the funds or entail expenses not normally associated with the sale of a security.


INVESTMENT GRADE SECURITIES

The funds may invest in all types of long-term or short-term investment-grade debt obligations of U.S. issuers. In addition to the securities mentioned in the Principal Investment Strategies


14 Phoenix Multi-Series Trust
section, the funds may also invest in bonds, debentures, notes, municipal bonds, equipment lease certificates, equipment trust certificates, conditional sales contracts and commercial paper.


MUNICIPAL SECURITIES

The funds may invest in taxable municipal securities. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from monies (revenue) derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales, including those by the funds. General conditions in the financial markets and the size of a particular offering may also negatively affect municipal securities' returns.


REPURCHASE AGREEMENTS

The funds may invest in repurchase agreements. Default or insolvency of the other party presents a risk to the funds.


UNRATED FIXED INCOME SECURITIES

The funds may invest in unrated securities. Unrated securities may not be lower in quality than rated securities but due to their perceived risk they may not have as broad a market as rated securities. Analysis of unrated securities is more complex than for rated securities, making it more difficult for the adviser to accurately predict risk.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The funds may purchase securities on a when-issued or delayed-delivery basis. The value of the security on settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value on settlement date is less, the value of your shares may decline.


ZERO COUPON, STEP COUPON AND PIK BONDS

The Multi-Sector Fixed Income Fund may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind. The market prices of such bonds generally are more volatile than the market prices of securities that pay interest on a regular basis and may require the fund to make distributions from other sources because the fund does not receive cash payments earned on these securities on a current basis. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the funds.


                                                   Phoenix Multi-Series Trust 15

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------



THE ADVISER


Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the funds and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 13 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 2001, Phoenix had $23.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.


Subject to the direction of the funds' Board of Trustees, Phoenix is responsible for managing the funds' investment programs and the day-to-day management of each fund's portfolio. Phoenix manages each fund's assets to conform with the investment policies as described in this prospectus. Each fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the funds' net assets at the following rates.

--------------------------------------------------------------------------------

                                              $1+ billion
                          $1st billion     through $2 billion     $2+ billion

--------------------------------------------------------------------------------

   Multi-Sector Fixed         0.55%              0.50%               0.45%
   Income Fund

--------------------------------------------------------------------------------

   Multi-Sector Short         0.55%              0.50%               0.45%
   Term Bond Fund

--------------------------------------------------------------------------------


Phoenix has voluntarily agreed to assume operating expenses of the Multi-Sector Short Term Bond Fund (excluding management fees, distribution and service fees, interest, taxes, brokerage fees, commissions and extraordinary expenses) until February 28, 2003, to the extent that such expenses exceed 0.50% of the average annual net asset values for the fund.

During the last fiscal year, the Multi-Sector Fixed Income Fund paid total management fees of $949,457; the Multi-Sector Short Term Bond Fund paid total management fees of $252,597. The ratio of management fees to average net assets for the fiscal year ended October 31, 2001 was 0.55% for the Multi-Sector Fixed Income Fund and 0.55% for the Multi-Sector Short Term Bond Fund.



PORTFOLIO MANAGEMENT

David L. Albrycht is Portfolio Manager of the funds, and as such, is primarily responsible for the day-to-day management of the funds' portfolios. Mr. Albrycht co-managed the Multi-Sector Fixed Income Fund since March 1994, and assumed full management of that fund in April 1995. He has been Portfolio Manager of the Multi-Sector Short Term Bond Fund since August 1993. Mr. Albrycht is a Managing Director, Fixed Income, of Phoenix. He held


16 Phoenix Multi-Series Trust
various investment management positions with Phoenix Home Life Mutual Insurance Company, an affiliate of Phoenix, from 1989 through 1995. Mr. Albrycht earned the right to use the Chartered Financial Analyst designation in 1991.


PRICING OF FUND SHARES
--------------------------------------------------------------------------------



HOW IS THE SHARE PRICE DETERMINED?

Each fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, each fund calculates net asset value by:

       o adding the values of all securities and other assets of the fund,

       o subtracting liabilities, and

       o dividing the result by the total number of outstanding shares of the fund.

Asset Value: Each fund's investments are valued at market value. If market quotations are not available, a fund determines a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of a fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.

The net asset value per share of each class of each fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). A fund will not calculate its net asset values per share on days when the NYSE is closed for trading. If the funds hold securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset


                                                   Phoenix Multi-Series Trust 17
value of the funds' shares may change on days when shareholders will not be able to purchase or redeem the funds' shares.


AT WHAT PRICE ARE SHARES PURCHASED?

All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the funds' net asset value is calculated following the dividend record date.



SALES CHARGES
--------------------------------------------------------------------------------



WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?


Each fund presently offers three classes of shares that have different sales and distribution charges. See "Fund Expenses" previously in this prospectus. Each fund has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.



WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CLASS A SHARES. If you purchase Class A Shares of the Multi-Sector Fixed Income Fund, you will pay a sales charge at the time of purchase equal to 4.75% of the offering price (4.99% of the amount invested). If you purchase Class A Shares of the Multi-Sector Short Term Bond Fund, you will pay a sales charge at the time of purchase equal to 2.25% of the offering price (2.30% of the amount invested). The sales charge may be reduced or waived under certain conditions. See "Initial Sales Charge Alternative--Class A Shares" below. Class A Shares are not subject to any charges by the fund when redeemed. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than any other class.


18 Phoenix Multi-Series Trust

CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares of the Multi-Sector Fixed Income Fund within the first five years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. If you sell your Class B Shares of the Multi-Sector Short Term Bond Fund within the first three years after they are purchased, you will pay a sales charge of up to 2% of your shares' value. See "Deferred Sales Charge Alternative--Class B Shares and Class C Shares" below. These charges decline to 0% over a period of five years for the Multi-Sector Fixed Income Fund and a period of three years for the Multi-Sector Short Term Bond Fund. The sales charge may be waived under certain conditions. Class B Shares have higher distribution and service fees (1.00% for the Multi-Sector Fixed Income Fund and 0.75% for the Multi-Sector Short Term Bond
Fund) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase for the Multi-Sector Fixed Income Fund and six years after purchase for the Multi-Sector Short Term Bond Fund. Purchases of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.

CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares of the Multi-Sector Fixed Income Fund within the first year after they are purchased, you will pay a sales charge of 1%. You will not pay any sales charges on Class C Shares of the Multi-Sector Short Term Bond Fund when you sell them. See "Deferred Sales Charge Alternative--Class B Shares and Class C Shares" below. Class C Shares of the Multi-Sector Fixed Income Fund have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares of the Multi-Sector Short Term Bond Fund have lower distribution and service fees (0.50%) and pay higher dividends than Class B Shares. Class C Shares do not convert to any other class of shares of the fund.



INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES


The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase. See "Class A Shares--Reduced Initial Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information. Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the funds' underwriter (Phoenix Equity Planning Corporation or "PEPCO").



                                                   Phoenix Multi-Series Trust 19

SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES

                                                          SALES CHARGE AS
MULTI-SECTOR FIXED INCOME FUND                            A PERCENTAGE OF
                                                    ----------------------------
AMOUNT OF                                                               NET
TRANSACTION                                           OFFERING         AMOUNT
AT OFFERING PRICE                                      PRICE          INVESTED
--------------------------------------------------------------------------------
Under $50,000                                          4.75%           4.99%
$50,000 but under $100,000                             4.50            4.71
$100,000 but under $250,000                            3.50            3.63
$250,000 but under $500,000                            2.75            2.83
$500,000 but under $1,000,000                          2.00            2.04
$1,000,000 or more                                     None            None

                                                          SALES CHARGE AS
MULTI-SECTOR SHORT TERM BOND FUND                         A PERCENTAGE OF
                                                    ----------------------------
AMOUNT OF                                                               NET
TRANSACTION                                           OFFERING         AMOUNT
AT OFFERING PRICE                                      PRICE          INVESTED
--------------------------------------------------------------------------------
Under $50,000                                          2.25%          2.30%
$50,000 but under $100,000                             1.25           1.27
$100,000 but under $500,000                            1.00           1.01
$500,000 but under $1,000,000                          0.75           0.76
$1,000,000 or more                                     None           None



DEFERRED SALES CHARGE ALTERNATIVE--
CLASS B SHARES AND CLASS C SHARES

Class B Shares and Class C Shares of the Multi-Sector Fixed Income Fund and Class B Shares of the Multi-Sector Short Term Bond Fund are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. Class C Shares of the Multi-Sector Short Term Bond Fund are purchased without an initial sales charge and are not subject to a deferred sales charge. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.



20 Phoenix Multi-Series Trust

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES


MULTI-SECTOR FIXED INCOME FUND

YEAR            1          2          3          4          5          6+
--------------------------------------------------------------------------------
CDSC            5%         4%         3%         2%         2%         0%


MULTI-SECTOR SHORT TERM BOND FUND

YEAR            1          2          3          4+
--------------------------------------------------------------------------------
CDSC            2%         1.5%       1%         0%


DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES


MULTI-SECTOR FIXED INCOME FUND

YEAR            1          2+
--------------------------------------------------------------------------------
CDSC            1%         0%

You will not pay any deferred sales charge to sell Class C Shares of the Multi-Sector Short Term Bond Fund.


YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.


The funds have established the following preferred methods of payment for fund shares:

      o Checks drawn on an account in the name of the investor and made payable to Phoenix Funds;

      o Checks drawn on an account in the name of the investor's company or employer and made payable to Phoenix Funds; or

      o Wire transfers or ACHs from an account in the name of the investor, or the investor's company or employer.

Payment in other forms may be accepted at the discretion of the funds.



                                                   Phoenix Multi-Series Trust 21

STEP 1.

Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

      o $25 for individual retirement accounts, or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

      o There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

      o $500 for all other accounts.

Minimum ADDITIONAL investments:

      o $25 for any account.

      o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse any purchase order for any reason.


STEP 2.

Your second choice will be what class of shares to buy. Each fund offers three classes of shares for individual investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.


STEP 3.
Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

      o Receive both dividends and capital gain distributions in additional shares;

      o Receive dividends in additional shares and capital gain distributions in cash;

      o Receive dividends in cash and capital gain distributions in additional shares; or

      o Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.


22 Phoenix Multi-Series Trust

HOW TO BUY SHARES


----------------------------------- ----------------------------------------------------------------------------

                                     TO OPEN AN ACCOUNT

----------------------------------- ----------------------------------------------------------------------------

 Through a financial advisor         Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.

----------------------------------- ----------------------------------------------------------------------------

 Through the mail                    Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA
                                     02266-8301.

----------------------------------- ----------------------------------------------------------------------------

 Through express delivery            Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Phoenix Funds,
                                     66 Brooks Drive, Braintree, MA 02184.

----------------------------------- ----------------------------------------------------------------------------

 By Federal Funds wire               Call us at (800) 243-1574 (press 1, then 0).

----------------------------------- ----------------------------------------------------------------------------

 By Investo-Matic                    Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank,
                                     P.O. Box 8301, Boston, MA 02266-8301.

----------------------------------- ----------------------------------------------------------------------------

 By telephone exchange               Call us at (800) 243-1574 (press 1, then 0).

----------------------------------- ----------------------------------------------------------------------------



HOW TO SELL SHARES
--------------------------------------------------------------------------------



You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B Share or Class C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.



                                                   Phoenix Multi-Series Trust 23

------------------------------------ -----------------------------------------------------------------------------

                                     TO SELL SHARES

------------------------------------ -----------------------------------------------------------------------------

 Through a financial advisor          Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.

------------------------------------ -----------------------------------------------------------------------------

Through the mail                      Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA
                                      02266-8301. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.

------------------------------------ -----------------------------------------------------------------------------

Through express delivery              Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Phoenix Funds,
                                      66 Brooks Drive, Braintree, MA02184. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.

------------------------------------ -----------------------------------------------------------------------------

By telephone                         For sales up to $50,000, requests can be made by calling (800) 243-1574.

------------------------------------ -----------------------------------------------------------------------------

By telephone exchange                Call us at (800) 243-1574 (press 1, then 0).

------------------------------------ -----------------------------------------------------------------------------

By check                              If you selected the checkwriting  feature, you may write checks for amounts of $500 or more. Checks may not be used to close an account.

------------------------------------ -----------------------------------------------------------------------------



THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------


You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the funds. Each fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds' Transfer Agent at (800) 243-1574.


24 Phoenix Multi-Series Trust

REDEMPTIONS BY MAIL

> If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

     Send a clear letter of instructions if all of these apply:

         o The proceeds do not exceed $50,000.

         o The proceeds are payable to the registered owner at the address on record.

     Send a clear letter of instructions with a signature guarantee when any of these apply:

         o You are selling more than $50,000 worth of shares.

         o The name or address on the account has changed within the last 60 days.

         o You want the proceeds to go to a different name or address than on the account.

> If you are selling shares held in a corporate or fiduciary account, please contact the fund's Transfer Agent at (800) 243-1574.

If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


SELLING SHARES BY TELEPHONE

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.


                                                   Phoenix Multi-Series Trust 25

ACCOUNT POLICIES
--------------------------------------------------------------------------------



ACCOUNT REINSTATEMENT PRIVILEGE


For 180 days after you sell your Class A Shares, Class B Shares, or Class C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.


Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B and Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.


REDEMPTION OF SMALL ACCOUNTS


Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.


Exchange Privileges

You should read the prospectus of the fund into which you want to exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361 or accessing our Web site at www.phoenixinvestments.com.


      o You may exchange shares for another fund in the same class of shares; e.g., Class A Shares for Class A Shares. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


      o Exchanges may be made by telephone ((800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

      o The amount of the exchange must be equal to or greater than the minimum initial investment required.

      o The exchange of shares is treated as a sale and purchase for federal income tax purposes.

      o Because excessive trading can hurt fund performance and harm other shareholders, the funds reserve the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The funds' underwriter has entered into agreements with certain market timing firms


26 Phoenix Multi-Series Trust
        permitting them to exchange by telephone. These privileges are limited, and the funds' distributor has the right to reject or suspend them.


RETIREMENT PLANS

Shares of the fund may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and 403(b) plans. For more information, call (800) 243-4361.



INVESTOR SERVICES
--------------------------------------------------------------------------------


INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

SYSTEMATIC EXCHANGE allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000.


                                                   Phoenix Multi-Series Trust 27

TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------


Distributions from net investment income will be declared daily and paid monthly. The funds will distribute net realized capital gains, if any, at least annually. Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.


28 Phoenix Multi-Series Trust

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


This table is intended to help you understand the funds' financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                                                                             CLASS A
                                                   ------------------------------------------------------------

                                                                     YEAR ENDED OCTOBER 31,
                                                       2001        2000        1999        1998       1997
                                                      ------      ------      ------      ------     ------
Net asset value, beginning of period                  $10.44      $10.85      $11.20      $13.50     $13.27
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                         0.85        0.95        0.96        1.07       1.03
   Net realized and unrealized gain (loss)             (0.37)      (0.46)      (0.30)      (1.88)      0.18
                                                       -----       -----       -----       -----       ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.48        0.49        0.66       (0.81)      1.21
                                                       -----       -----       -----       -----       ----
LESS DISTRIBUTIONS:
   Dividends from net investment income                (0.86)      (0.90)      (1.00)      (1.07)     (0.98)
   Dividends from net realized gains                      --          --          --       (0.36)        --
   In excess of net investment income                     --          --       (0.01)         --         --
   In excess of net realized gains                        --          --          --       (0.06)        --
   Tax return of capital                               (0.03)         --          --          --         --
                                                       -----       -----       -----       -----       ----
     TOTAL DISTRIBUTIONS                               (0.89)      (0.90)      (1.01)      (1.49)     (0.98)
                                                       -----       -----       -----       -----       ----
Change in net asset value                              (0.41)      (0.41)      (0.35)      (2.30)      0.23
                                                       -----       -----       -----       -----       ----
NET ASSET VALUE, END OF PERIOD                        $10.03      $10.44      $10.85      $11.20     $13.50
                                                      ======      ======      ======      ======     ======
Total return(1)                                         4.70%       4.49%       5.97%      (6.86)%     9.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $115,278    $109,356    $125,931    $156,317   $191,486
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   1.27%(2)    1.22%(2)    1.14%(3)    1.08%      1.04%(2)
   Net investment income                                8.90%       8.99%       8.59%       8.17%      7.28%
Portfolio turnover                                       210%        168%        133%        157%       295%


----------------------------------
(1)  Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.13%.


                                                   Phoenix Multi-Series Trust 29

--------------------------------------------------------------------------------



PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                                                                               CLASS B
                                                ----------------------------------------------------------------

                                                                     YEAR ENDED OCTOBER 31,
                                                      2001        2000        1999        1998       1997
                                                     ------      ------      ------      ------     ------
Net asset value, beginning of period                 $10.42      $10.84      $11.18      $13.48     $13.25
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                        0.78        0.87        0.87        0.96         0.92
   Net realized and unrealized gain (loss)            (0.37)      (0.47)      (0.29)      (1.87)        0.18
                                                      -----       -----       -----       -----         ----
     TOTAL FROM INVESTMENT OPERATIONS                  0.41        0.40        0.58       (0.91)        1.10
                                                      -----       -----       -----       -----         ----
LESS DISTRIBUTIONS:
   Dividends from net investment income               (0.79)      (0.82)      (0.91)      (0.97)       (0.87)
   Dividends from net realized gains                     --          --          --       (0.36)          --
   In excess of net investment income                    --          --       (0.01)         --           --
   In excess of net realized gains                       --          --          --       (0.06)          --
    Tax return of capital                             (0.03)         --          --          --           --
                                                      -----       -----       -----       -----         ----
     TOTAL DISTRIBUTIONS                              (0.82)      (0.82)      (0.92)      (1.39)       (0.87)
                                                      -----       -----       -----       -----         ----
Change in net asset value                             (0.41)      (0.42)      (0.34)      (2.30)        0.23
                                                      -----       -----       -----       -----         ----
NET ASSET VALUE, END OF PERIOD                       $10.01      $10.42      $10.84      $11.18       $13.48
                                                     ======      ======      ======      ======       ======
Total return(1)                                        3.94%       3.66%       5.15%      (7.51)%       8.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $38,037     $63,529     $92,725    $124,075     $154,989
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.01%(2)    1.95%(2)    1.89%(5)    1.84%        1.79%(2)
   Net investment income                               8.21%       8.24%       7.83%       7.36%        6.52%
Portfolio turnover                                      210%        168%        133%        157%         295%



                                                                                CLASS C
                                                  -------------------------------------------------------------------
                                                                                                      FROM
                                                                                                    INCEPTION
                                                                 YEAR ENDED OCTOBER 31,             10/14/97 TO
                                                      2001        2000        1999        1998       10/31/97
                                                     ------      ------      ------      ------     ----------
Net asset value, beginning of period                 $10.45      $10.87      $11.21      $13.48       $14.22
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                        0.77        0.86        0.88        0.97         0.04
   Net realized and unrealized gain (loss)            (0.36)      (0.46)      (0.30)      (1.85)       (0.74)
                                                      -----       -----       -----       -----         ----
         TOTAL FROM INVESTMENT OPERATIONS              0.41        0.40        0.58       (0.88)       (0.70)
                                                      -----       -----       -----       -----         ----
LESS DISTRIBUTIONS:
   Dividends from net investment income               (0.79)      (0.82)      (0.91)      (0.97)       (0.04)
   Dividends from net realized gains                     --          --          --       (0.36)          --
   In excess of net investment income                    --          --       (0.01)         --           --
   In excess of net realized gains                       --          --          --       (0.06)          --
     Tax return of capital                            (0.03)         --          --          --           --
                                                      -----       -----       -----       -----         ----
     TOTAL DISTRIBUTIONS                              (0.82)      (0.82)      (0.92)      (1.39)       (0.04)
                                                      -----       -----       -----       -----         ----
Change in net asset value                             (0.41)      (0.42)      (0.34)      (2.27)       (0.74)
                                                      -----       -----       -----       -----         ----
NET ASSET VALUE, END OF PERIOD                       $10.04      $10.45      $10.87      $11.21       $13.48
                                                     ======      ======      ======      ======       ======
Total return(1)                                        3.92%       3.65%       5.23%      (7.36)%      (5.00)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $6,147      $6,195      $7,145      $5,937         $284
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.02%(2)    1.97%(2)    1.89%(5)    1.88%        1.62%(2)(4)
   Net investment income                               8.18%       8.23%       7.83%       7.46%        4.75%(4)
Portfolio turnover                                      210%        168%        133%        157%         295%(3)

----------------------------------
(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Not annualized.
(4) Annualized.
(5) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.88%.


30 Phoenix Multi-Series Trust

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                                               CLASS A
                                                    --------------------------------------------------------------

                                                                         YEAR ENDED OCTOBER 31,
                                                          2001         2000       1999        1998       1997
                                                          ----         ----       ----        ----       ----
Net asset value, beginning of period                     $4.49        $4.57      $4.66       $5.06      $4.91
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                           0.33         0.35       0.33        0.34       0.34
   Net realized and unrealized gain (loss)                0.11        (0.10)     (0.08)      (0.29)      0.14
                                                         -----        -----      -----       -----       ----
         TOTAL FROM INVESTMENT OPERATIONS                  .44         0.25       0.25        0.05       0.48
                                                         -----        -----      -----       -----       ----
LESS DISTRIBUTIONS:
   Dividends from net investment income                  (0.35)       (0.33)     (0.34)      (0.34)     (0.33)
   Dividends from net realized gains                        --           --         --       (0.11)        --
   In excess of net investment income                       --(5)        --         --(5)       --         --
                                                         -----        -----      -----       -----       ----
     TOTAL DISTRIBUTIONS                                 (0.35)       (0.33)     (0.34)      (0.45)     (0.33)
                                                         -----        -----      -----       -----       ----
Change in net asset value                                 0.09        (0.08)     (0.09)      (0.40)      0.15
                                                         -----        -----      -----       -----       ----
NET ASSET VALUE, END OF PERIOD                           $4.58        $4.49      $4.57       $4.66      $5.06
                                                         =====        =====      =====       =====      =====
Total return(1)                                          10.20%        5.67%      5.57%       0.85%     10.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $34,109      $22,637    $26,071     $33,212    $28,557
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                  1.22%(4)     1.00%      1.00%(4)    1.00%      1.00%
   Net investment income                                  7.24%        7.67%      7.21%       6.90%      6.54%
Portfolio turnover                                         125%         116%       122%        126%       246%


                                                                               CLASS B
                                                    --------------------------------------------------------------

                                                                         YEAR ENDED OCTOBER 31,
                                                         2001         2000        1999        1998       1997
                                                         ----         ----        ----        ----       ----
Net asset value, beginning of period                    $4.47        $4.56      $4.65        $5.06      $4.91
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                          0.31         0.32       0.31         0.31       0.31
   Net realized and unrealized gain (loss)               0.11        (0.10)     (0.08)       (0.29)      0.15
                                                        -----        -----      -----        -----       ----
         TOTAL FROM INVESTMENT OPERATIONS                0.42         0.22       0.23         0.02       0.46
                                                        -----        -----      -----        -----       ----
LESS DISTRIBUTIONS:
   Dividends from net investment income                 (0.33)       (0.31)     (0.32)       (0.32)     (0.31)
   Dividends from net realized gains                       --           --         --        (0.11)        --
   In excess of net investment income                      --(5)        --         --(5)        --         --
                                                        -----        -----      -----        -----       ----
     TOTAL DISTRIBUTIONS                                (0.33)       (0.31)     (0.32)       (0.43)     (0.31)
Change in net asset value                                0.09        (0.09)     (0.09)       (0.41)     (0.15)
                                                        -----        -----      -----        -----       ----
NET ASSET VALUE, END OF PERIOD                          $4.56        $4.47      $4.56        $4.65      $5.06
                                                        =====        =====      =====        =====      =====
Total return(1)                                          9.69%        4.95%      5.04%        0.12%      9.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $11,978       $9,171    $10,957      $12,225    $10,318
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                 1.71%(4)     1.50%      1.50%(4)     1.50%      1.50%
   Net investment income                                 6.75%        7.18%      6.70%        6.44%      6.05%
Portfolio turnover                                        125%         116%       122%         126%       246%


---------------------------------

(1) Maximum sales charges are not reflected in the total return calculation.

(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.50%, 1.50%, 1.48%, 1.55% and 1.86% for the periods ended October 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.00%, 2.00%, 1.98%, 2.05% and 2.36% for the periods ended October 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Amount is less than $0.01.



                                                   Phoenix Multi-Series Trust 31

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                                                         CLASS C

                                         ------------------------------------------------------------------------

                                                                                                       FROM
                                                                                                    INCEPTION
                                                            YEAR ENDED OCTOBER 31,                  10/1/97 TO
                                              2001           2000           1999          1998        10/31/97
                                              ----           ----           ----          ----        --------
Net asset value, beginning of period         $4.48          $4.56          $4.66         $5.06         $5.15
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)               0.33           0.34           0.33          0.34          0.03
   Net realized and unrealized gain (loss)    0.12          (0.10)         (0.10)        (0.30)        (0.09)
                                             -----          -----          -----         -----         -----
     TOTAL FROM INVESTMENT OPERATIONS         0.45           0.24           0.23          0.04         (0.06)
                                             -----          -----          -----         -----         -----
LESS DISTRIBUTIONS:
   Dividends from net investment income      (0.34)         (0.32)         (0.33)        (0.33)        (0.03)
   Dividends from net realized gains            --             --             --         (0.11)           --
   In excess of net investment income           --(5)          --             --(5)         --            --
                                             -----          -----          -----         -----         -----
     TOTAL DISTRIBUTIONS                     (0.34)         (0.32)         (0.33)        (0.44)        (0.03)
                                             -----          -----          -----         -----         -----
Change in net asset value                     0.11          (0.08)         (0.10)        (0.40)        (0.09)
                                             -----          -----          -----         -----         -----
NET ASSET VALUE, END OF PERIOD               $4.59          $4.48          $4.56         $4.66         $5.06
                                             =====          =====          =====         =====         =====
Total return                                 10.40%          5.41%          5.07%         0.59%        (1.30)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $10,865         $7,275         $9,025       $10,665          $575
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(1)                      1.46%(4)       1.25%          1.25%(4)      1.25%         1.25%(2)
   Net investment income                      7.00%          7.41%          6.95%         6.70%         5.51%(2)
Portfolio turnover                             125%           116%           122%          126%          246%(3)


------------------------------------


(1)If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.76%, 1.74%, 1.73%, 1.80% and 2.11% for the periods ended October 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(2)  Annualized.
(3)  Not annualized.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Amount is less than $0.01.



32 Phoenix Multi-Series Trust

      PHOENIX EQUITY PLANNING CORPORATION
      P.O. Box 150480
      Hartford, CT 06115-0480

[logo]PHOENIX
      INVESTMENT PARTNERS, LTD.

      A member of The Phoenix Companies, Inc.


      For more information about Phoenix mutuals funds, please call your financial representative or contact us at 1-800-243-4361 or WWW.PHOENIXINVESTMENTS.COM.


      ADDITIONAL INFORMATION
      You can find more information about the funds in the following documents:

      ANNUAL AND SEMIANNUAL REPORTS
      Annual and semiannual reports contain more information about the funds' investments. The annual report discusses the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI)

      The SAI contains more detailed information about the funds. It is incorporated by reference and is legally part of the prospectus.

      You may obtain a free copy of these documents by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480, by calling 1-800-243-4361, or by visiting
      www.phoenixinvestments.com to send an email request.

      Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-942-8090. This information is also available on the SEC's Internet site at http://www.sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

      Mutual Fund Services: 1-800-243-1574      Telephone Orders: 1-800-367-5877
      Advisor Consulting Group: 1-800-243-4361  Text Telephone: 1-800-243-1926














      Investment Company Act File No.811-6566
      PXP 694 (2/02)

                           PHOENIX MULTI-SERIES TRUST

                 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND
                PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                101 Munson Street
                         Greenfield, Massachusetts 01301



                       STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2002

   The Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of Phoenix Multi-Series Trust, dated February 28, 2002, and should be read in conjunction with it. The Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds' Prospectus, annual or semiannual reports by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361 or by writing to Equity Planning at 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480.


                                TABLE OF CONTENTS

                                                                            PAGE


The Trust...................................................................   1
Investment Restrictions ....................................................   1
Investment Techniques and Risks.............................................   2
Performance Information.....................................................  11
Portfolio Transactions and Brokerage........................................  12
Services of the Adviser ....................................................  13
Net Asset Value ............................................................  15
How to Buy Shares ..........................................................  16
Alternative Purchase Arrangements ..........................................  16
Investor Account Services ..................................................  19
Tax Sheltered Retirement Plans .............................................  20
How to Redeem Shares .......................................................  21
Dividends, Distributions and Taxes .........................................  22
The Distributor ............................................................  24
Distribution Plans..........................................................  26
Management of the Trust.....................................................  27
Other Information ..........................................................  33
Appendix ...................................................................  35






                      Mutual Fund Services: (800) 243-1574
                    Adviser Consulting Group: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                         Text Telephone: (800) 243-1926

PXP 694B (2/02)

                                    THE TRUST


  Phoenix Multi-Series Trust (the "Trust") is a diversified open-end management investment company, consisting currently of two series, the Phoenix-Goodwin Multi-Sector Fixed Income Fund ("Fixed Income Fund") and the Phoenix-Goodwin Multi-Sector Short Term Bond Fund ("Short Term Bond Fund") (each a "Fund," and together the "Funds"), each with three class of shares. The Trust is organized as a business trust under Delaware law.

  Previously, the Phoenix-Goodwin Multi-Sector Fixed Income Fund was organized as a Maryland corporation, and most recently was named Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc. Prior to August 1999, it was named Phoenix Multi-Sector Fixed Income Fund, Inc. Previously, the Phoenix-Goodwin Multi-Sector Short Term Bond Fund was organized as a Massachusetts business trust. It was known as Phoenix Multi-Sector Short Term Bond Fund from February 1996 to August 1999. In October 2000, both Funds were reorganized as separate series of the Trust.

  The Trust's prospectus describes the investment objectives of each of the Funds and the principal strategies that each of the Funds will employ in seeking to achieve its investment objective. Each Fund's investment objectives is a fundamental policy of that Fund and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. The following discussion supplements the disclosure in the Prospectus.


                             INVESTMENT RESTRICTIONS

  The following investment restrictions have been adopted by the Trust with respect to each of the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

  The Fund may not:

  (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).

  (3) Borrow money, except (i) in amounts not to exceed one third of the value of the Fund's total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

  (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

  (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

  (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

  (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

  (8) Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

  If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

                         INVESTMENT TECHNIQUES AND RISKS

  The Funds may utilize the following practices or techniques in pursuing their investment objectives.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

  The Funds may borrow money and invest the loan proceeds in other assets. This borrowing may be unsecured. The Investment Company Act of 1940, as amended (the "1940 Act") requires the Funds to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

  Among the forms of investments in which the Funds may engage, and which may be deemed to constitute borrowings, is the entry into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Each Fund will maintain a pledged account with its Custodian consisting of any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to its obligations under reverse repurchase agreements with broker-dealers and banks. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

  Each Fund also may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "dollar roll" transaction, the Fund sells a mortgage-related security (such as a GNMA security) to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amount of the securities received back must be within 2.5% of the initial amount delivered.

  The Fund's obligations under a dollar roll agreement must be covered by cash or high quality debt securities equal in value to the securities subject to repurchase by the Fund, maintained in a pledged account. Dollar roll transactions are treated as borrowings by the Fund, and therefore the Fund's entry into dollar roll transactions is subject to the Fund's overall limitations on borrowing. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to the Fund's overall limitations on investment in illiquid securities.


SWAP AGREEMENTS

  Each Fund may enter into interest rate, index and currency exchange rate swap agreements, and the High Yield Fund may also enter into credit default and total return swap agreements, for hedging purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to avoid leveraging of the fund's portfolio.

  Because swap agreements are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

  Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940 (the "1940 Act"), commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.


CREDIT DEFAULT SWAP AGREEMENTS


  In addition to the interest rate swap agreements discussed under "Interest Rate Transactions", each Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation (typically emerging market debt). The fund may be either the buyer or seller in the transaction. If the fund is a buyer and no event of default occurs, the fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the fund receives a fixed rate of income through out the term of the contract, which typically is between 6 months and three years, provided there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The value of the reference obligation received by the Seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the fund.


  Credit default swaps involve greater risks than if the fund at invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The fund will enter into swap agreements only with counterparties who are rated at least A by Moody's Investors Service or Standard and Poor's Rating Service at the time of investment.


CREDIT LINKED NOTES

  Credit linked notes are a derivative transaction used to transfer credit risk. The performance of the notes is linked to the performance of the underlying reference obligation or reference portfolio ("reference entities"). The notes are usually issued by a special purpose vehicle ("SPV") that sells credit protection through a credit default swap ("CDS") transaction in return for a premium and an obligation to pay the transaction sponser should a reference entity experience a credit event, such as bankruptcy. The SPV invests the proceeds from the notes to cover its contingent obligation. Revenue from the investments and the money received as premium are used to pay interest to note holders. The main risk of credit linked notes is the risk of default to the reference obligation of the CDS. Should a default occur, the SPV would have to pay the transaction sponser, subordinating payments to the note holders. CLNs also may not be liquid and may be subject to currency and interest rate risks as well.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS

  Each Fund may engage in foreign currency exchange transactions as a hedge against changes in exchange rates. Hedging is a means of transferring risk that an investor does not desire to assume in an uncertain interest or exchange rate environment. The Adviser believes it is possible to reduce the effect of exchange rate fluctuations on the value of the Fund's portfolio, or sectors thereof, through the use of such strategy. The costs of and possible losses incurred from hedging activities may reduce the Fund's current income and involve a loss of principal. Any incremental return earned by the Fund resulting from these transactions would be expected to offset anticipated losses or a portion thereof.

  The Fund may conduct its currency exchange transactions on a "spot" (i.e., cash) basis at the rate then prevailing in the currency exchange market, or on a forward basis, by entering into futures (as discussed below) or forward contracts to purchase or sell currency. The Fund's dealings in foreign currency exchange contracts is limited to hedging involving either specific transactions or portfolio positions.

  Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest receivable and the Fund's expenses. The Fund may engage in transaction hedging to protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a divided or interest payment in a foreign currency. In such circumstances, the Fund will purchase or sell a foreign currency on a spot basis at the prevailing spot rate.

  Position hedging is the purchase or sale of currency with respect to portfolio security positions denominated or quoted in that currency. The Fund may engage in position hedging to protect against a decline in the value of the currencies in which its portfolio securities are denominated or quoted. To engage in position hedging, the Fund will enter into foreign currency futures and related options (as described below), forward foreign currency contracts, and options on foreign currencies. The Fund also will purchase or sell foreign currency on a spot basis.

  The Fund will not position hedge with respect to a particular currency for an amount greater than the aggregate market value, determined at the time of sale of foreign currency, of the securities held (or to be held) in its portfolio denominated or quoted in or currently convertible into that currency. If the Fund enters into a position hedging transaction, it will place in a pledged account with its custodian any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the value of the total assets the Fund committed to the consummation of the forward contract. If the value of the securities placed in the pledged account declines, additional cash or securities will be placed in the account so that the value of the account would equal the amount of assets the Fund committed to the currency contract.

  A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the date of the contract. The holder of a forward contract containing a cancellation provision has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are entered into in the interbank market conducted directly between currency dealers, which usually are large commercial banks and brokerage houses, and their customers. Forward currency contracts are conducted on a principal basis and therefore generally involve no margin, commissions or other fees. Instead, bid and ask prices are quoted by dealers who profit from the difference in the spread between those prices.

   Although the use of forward currency contracts does not eliminate fluctuations in the underlying price of securities, it will establish a rate of exchange that can be achieved in the future. Forward contracts limit the risk of loss due to a decline in the value of the hedged currency but also limit any potential gain that might result in the event the value of the currency increases.

   Unlike a foreign currency futures contract, which has a predetermined maturity date in any month, a forward currency contract matures any fixed number of days from the date of the contract agreed upon by the parties. At the maturity of a forward contract, the Fund may either take or make delivery of the currency specified in the contract, or, at or prior to maturity, it may enter into a closing transaction involving the purchase or sale of an offsetting contract. Because these contracts will be entered into on a principal basis rather than on an exchange, closing transactions for forward contracts will be effected with the currency dealer who was a party to the original forward contract.

FOREIGN CURRENCY OPTIONS

   Each Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

FOREIGN EXCHANGE-TRADED OPTIONS, FUTURES AND FORWARD CURRENCY EXCHANGE CONTRACTS --ADDITIONAL RISKS

  Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  Each Fund may use interest rate, foreign currency or index futures contracts. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, including: the S&P 500; the S&P 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future. Interest rate futures contracts currently are traded in the United States primarily on the floors of the Chicago Board of Trade ("CBT") and the International Monetary Market of the Chicago Mercantile Exchange ("CME"). Interest rate futures also are traded on foreign exchanges such as the London International Financial Futures Exchange ("LIFFE") and the Singapore International Monetary Exchange ("SIMEX").

  The Fund may purchase and write call and put options on futures. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

  As long as required by regulatory authorities, the Fund will limit its use of futures contracts and futures options to hedging transactions. Hedging is a means of transferring risk that an investor does not desire to assume in an uncertain interest or exchange rate environment. The Adviser believes it is possible to reduce the effect of interest or exchange rate fluctuations on the value of the Fund's portfolio, or sectors thereof, through the use of such strategies. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. The costs of and possible losses incurred from futures contracts and options thereon may reduce the Fund's current income and involve a loss of principal. Any incremental return earned by the Fund resulting from these transactions would be expected to offset anticipated losses or a portion thereof.

  The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

  When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

  The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sales price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

  LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS. When entering into a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

  When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

  When selling a call option on a futures contract, the Fund will maintain with its custodian any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

  When selling a put option on a futures contract, the Fund will maintain with its custodian any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the put option is the same or higher than the strike price of the put option sold by the Fund.

  In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Fund avoids being deemed a "commodity pool," the Fund is limited in its futures trading activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to positions which qualify under an alternative test. Under this alternative test, the "underlying commodity value" of each long position in a commodity contract in which the Fund invests may not at any time exceed the sum of: (1) the value of short-term U.S. debt obligations or other U.S. dollar-denominated high quality short-term money market instruments and cash set aside in an identifiable manner, plus any Funds deposited as margin on the contract; (2) unrealized appreciation on the contract held by the broker; and (3) cash proceeds from existing investments due in not more than 30 days. "Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.

  The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts.

  RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. Using futures contracts and related options involves certain risks, including (1) the risk of imperfect correlation between fluctuations in the value of a futures contract and the portfolio security that is being hedged; (2) the risk that in its use of futures and related options the Fund may not outperform a fund that does not make use of those instruments; (3) the fact that no assurance can be given that active markets will be available to offset positions; (4) the fact that futures contracts and options on futures may be closed out, by entering into an offsetting position, only on the exchange on which the contracts were entered into or through a linked exchange; (5) the risk that the value of the assets underlying the futures contract on the date of delivery will vary significantly from the amount which the Fund has agreed to pay or the price at which the Fund has agreed to sell under such contract, thereby subjecting the Fund to losses; and (6) the fact that successful use of futures contracts and related options for hedging purposes will depend upon the ability of the Adviser to predict correctly movements in the direction of the overall interest rate and foreign currency markets.

  The costs of and possible losses incurred from futures contracts and options thereon may reduce the Fund's current income and involve a loss of principal. Any incremental return earned by the Fund resulting from these transactions would be expected to offset anticipated losses or a portion thereof.

ILLIQUID SECURITIES

  The Funds may invest in illiquid securities. Illiquid securities are those that the Fund would not likely be able to sell in any given seven day period. Securities such as private placements and other restricted securities, loan participations, securities with legal or contractual restrictions on resale, repurchase agreements that mature in more than seven days and OTC options tend to be illiquid. The Board of Directors of the Fund has adopted procedures for evaluating the liquidity of securities. The procedures take into account the frequency of trades and quotes for the security, the number of dealers willing to purchase and sell the security and the number of other, qualified purchasers, dealer undertakings to make a market in the security, and the nature of the marketplace for effecting trades (i.e. the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

  Liquidity issues arise most frequently in two cases. "Rule 144A" securities and OTC options.

  "Rule 144A" securities are restricted securities (those not originally issued in a public offering) that generally may not be traded. Pursuant to Rule 144A under the Securities Act of 1933, however, these securities can be readily bought and sold by and among certain types of institutional investors, including mutual funds. The liquidity procedures adopted by the Fund's Board of Directors recognize the significance of Rule 144A and the institutional marketplace it has produced for restricted securities.

  The staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased OTC options and the assets that "cover" for written OTC options are illiquid securities unless certain procedures are followed. The Fund intends to follow those procedures. Thus, the Fund will sell OTC options only to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The Fund may also follow certain procedures from time to time which have been adopted by the Fund's Board of Directors for the purpose of making determinations regarding the liquidity of securities issued pursuant to Rule 144A under the Securities Act of 1933.

  In determining whether a Rule 144A security is liquid, the Board of Directors may take into account the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

INTEREST RATE TRANSACTIONS

  The Fund may enter into various hedging transactions, such as interest rate swaps, and the purchase and sale of interest rate collars, caps and floors. Hedging is a means of transferring risk that an investor does not desire to assume in an uncertain interest or exchange rate environment. The Adviser believes it is possible to reduce the effect of interest rate fluctuations on the value of the Fund's portfolio, or sectors thereof, through the use of such strategies.

  Interest rate swaps involve the exchange with another party of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but gives up the benefit of an interest rate decline below the minimum amount. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily having an aggregate net asset value at least equal to the accrued excess will be maintained in a pledged account by the Fund's custodian. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

LENDING PORTFOLIO SECURITIES

  The Fund may make secured loans of its portfolio securities to broker-dealers and other financial institutions. The 1940 Act requires that (a) the borrower pledge and maintain collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities borrowed rises (i.e., the value of the loan is "marked to the market" on a daily basis); (c) the loan be made subject to termination by the Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the investing of any cash collateral in high quality interest-bearing liquid investments), any distributions on the loaned securities, and any increase in their market value. In addition, voting rights may pass with the loaned securities, but if a material event were to occur, the loan must be called and the securities voted by the Fund.

LOAN PARTICIPATIONS

  A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower's principal and interest payments. Loan participations of the type in which the Fund may invest include interests in both secured and unsecured corporate loans. When the Fund purchases loan assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund's obligations may differ from, and be more limited than, those held by the assignment lender. The principal credit risk associated with acquiring loan participation and assignment interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

  In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Fund, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Fund. Accordingly, such participations are speculative and may result in the income level and net assets of the Fund being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations will be deemed by the Fund to be illiquid investments. The Fund will invest only in participations with respect to borrowers whose creditworthiness is, or is determined by the Adviser to be, substantially equivalent to that of issuers whose senior unsubordinated debt securities are rated B or higher by Moody's Investor's Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").

MORTGAGE-RELATED SECURITIES

  GNMA CERTIFICATES. The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

  The GNMA Certificates in which the Funds will invest will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.

  FNMA CERTIFICATES. The Federal National Mortgage Association ("FNMA") is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

  Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multifamily projects.

  FHLMC CERTIFICATES. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

  FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a "FHLMC Certificate group") purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC Certificate group.

  ADJUSTABLE RATE MORTGAGES--INTEREST RATE INDICES. The One Year Treasury Index is the figure derived from the average weekly quoted yield on U.S. Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the "FHLB Eleventh District") that are member institutions of the Federal Home Loan Bank of San Francisco (the "FHLB of San Francisco"), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

  A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of member institutions of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes more slowly than other indices, mortgage loans which adjust in accordance with the Cost of Funds Index may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

  LIBOR, the London Interbank Offered Rate, is the interest rate that the most creditworthy international banks dealing in U.S. dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

OPTIONS ON SECURITIES AND INDEXES

  The Fund may purchase and sell both put and call options on debt or other securities or indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

  An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.)

  The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. A put option on a security or an index is "covered" if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

  The Fund may write and purchase options, including over the counter options, for hedging purposes. Hedging is a means of transferring risk that an investor does not desire to assume in an uncertain interest or exchange rate environment. The Adviser believes it is possible to reduce the effect of interest or exchange rate fluctuations on the value of the Fund's portfolio, or sectors thereof, through the use of such strategies.

  If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

  The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

  The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid prices.

  RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

  If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

  The costs of and possible losses incurred from options may reduce the Fund's current income and involve a loss of principal. Any incremental return earned by the Fund resulting from options transactions would be expected to offset anticipated losses or a portion thereof.

PARTICIPATION ON CREDITORS' COMMITTEES

  The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the fund's ability to purchase or sell a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

STRIPPED MORTGAGE-RELATED SECURITIES

  The cash flows and yields on interest-only ("IO") and principal-only ("PO") classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa. Conversely, if the underlying Mortgage Assets experience slower than anticipated prepayments of principal, the yield on the PO class will be affected more severely than would be the case with a traditional Mortgage-Backed Security.

ZERO COUPON, STEP COUPON AND PIK BONDS

  The Funds may invest zero coupon bonds, step coupon bonds and bonds on which interest is payable in kind ("PIK bonds"). A zero coupon bond is a bond that does not pay interest currently for its entire life. Step coupon bonds frequently do not entitle the holder to any periodic payments of interest for some initial period after the issuance of the obligation; thereafter, step coupon bonds pay interest for fixed periods of time at particular interest rates (a "step coupon bond"). In the case of a zero coupon bond, the nonpayment of interest on a current basis may result from the bond's having no stated interest rate, in which case the bond pays only principal at maturity and is initially issued at a discount from face value. Alternatively, a zero coupon obligation may provide for a stated rate of interest, but provide that such interest is not payable until maturity, in which case the bond may initially be issued at par. The value to the investor of a zero coupon or step coupon bond is represented by the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is state to accrue) or of accrued, unpaid interest during the bond's life or payment deferral period. PIK bonds are obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt securities. Such securities benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Funds will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders from available cash or liquidated assets.

  Zero coupon and step coupon bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon, step coupon and PIK bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do bonds on which regular cash payments of interest are being made that have similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Code, the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds or interest paid in additional debt obligations on PIK bonds. Because the Fund will not receive on a current basis cash payments in respect of accrued original issue discount on zero coupon bonds, step coupon bonds during the period before interest payments commence or interest paid in additional debt obligations on PIK bonds, the Fund may have to distribute cash obtained form other sources in order to satisfy the distribution requirement under the Code.

                             PERFORMANCE INFORMATION


  The Funds may, from time to time, quote its "yield" and/or its "total return" in advertisements, sales literature or reports to shareholders or prospective investors. Average annual return and yield are computed separately for Class A Shares, Class B Shares and Class C Shares in accordance with the formulas specified by the Commission. The yield will be computed by dividing the Fund's net investment income over a 30-day period by an average value (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a 12-month period to derive the Fund's yield. Calculated pursuant to this formula, for the Short Term Bond Fund, for the 30-day period ending October 31, 2001, the Class A Shares yield was 6.09%, the Class B Shares yield was 5.75% and the Class C Shares yield was 5.99%. For the Fixed Income Fund, for the 30-day period ending October 31, 2001, the Class A Shares yield was 8.46%, the Class B Shares yield was 8.13% and the Class C Shares yield was 8.12%.


  Average annual total return quotations will be computed by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

              P(1 + T)n   = ERV

                Where P   = hypothetical initial payment of $1,000

                      T   = average annual total return

                      n   = number of years

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

  Performance quoted for Class C Shares covering periods prior to the inception of Class C Shares will reflect historical performance of Class A Shares adjusted for the higher operating expenses applicable to Class C Shares.

  Advertisements, sales literature and other communications may contain information about the Funds and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries, in such communications. To illustrate components of overall performance, the Funds may separate its cumulative and average annual returns into income and capital gain components; or cite separately as a return figure the equity or bond portion of a Fund's portfolio; or compare a Fund's equity or bond figures to well-known indices of market performance, including, but not limited to: the S&P 500 Index, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index, CS First Boston High Yield Index, Merrill Lynch Medium Quality Corporate Short-Term Bond Index, and Salomon Brothers Corporate Bond and Government Bond Indices.


  The average annual total return for each class of shares of each of the Funds for the indicated periods ended October 31, 2001 were as follows:

         --------------------------------------- ------------- ------------- ------------- ------------ -------------
                                                                                              SINCE      INCEPTION
                                                   ONE YEAR     FIVE YEARS    TEN YEARS     INCEPTION       DATE
         --------------------------------------- ------------- ------------- ------------- ------------ -------------
         Fixed Income Fund
         --------------------------------------- ------------- ------------- ------------- ------------ -------------
                 Class A                            -0.27%         2.35%        6.41%          N/A          N/A
         --------------------------------------- ------------- ------------- ------------- ------------ -------------
                 Class B                             0.09%         2.58%         N/A          5.82%        1/3/92
         --------------------------------------- ------------- ------------- ------------- ------------ -------------
                 Class C                             3.92%          N/A          N/A         -0.06%       10/14/97
         --------------------------------------- ------------- ------------- ------------- ------------ -------------
         Short Term Bond Fund
         --------------------------------------- ------------- ------------- ------------- ------------ -------------
                 Class A                             7.72%         5.93%         N/A          6.41%        7/6/92
         --------------------------------------- ------------- ------------- ------------- ------------ -------------
                 Class B                             8.19%         5.81%         N/A          6.09%        7/6/92
         --------------------------------------- ------------- ------------- ------------- ------------ -------------
                 Class C                            10.40%          N/A          N/A          4.86%       10/1/97
         --------------------------------------- ------------- ------------- ------------- ------------ -------------


  Each Fund may also compute aggregate total return for specified periods based on a hypothetical Class A Share, Class B Share or Class C Share account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return reflects payment of the Class A Share's maximum sales charge of 4.75% for the Fixed Income Fund and 2.25% for the Short Term Bond Fund, and assumes reinvestment of all income dividends and capital gain distributions during the period.


  Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, for each class of shares of the Fund, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted above. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

  The Adviser places orders for the purchase and sale of securities, supervises their execution and negotiates brokerage commissions on behalf of the Funds. It is the practice of the Adviser to seek the best prices and execution of orders and to negotiate brokerage commissions which in its opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the Adviser, the rate is deemed by the Adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Fund an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value. Payment of such commissions is authorized by the Adviser after the transaction has been consummated. If the Adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future.

  The Adviser believes that the Funds benefits with a securities industry comprised of many diverse firms and that the long-term interest of shareholders of the Funds is best served by brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of: the firm's ability to execute the order in the desired manner, the value of research services provided by the firm, and the firm's attitude toward and interest in mutual funds in general, including those managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Funds. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Adviser, better prices and execution are available elsewhere. In the over-the-counter market, securities are usually traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually contains a profit to the dealer. The Funds also expect that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, usually referred to as the underwriter's concession or discount. The foregoing discussion does not relate to transactions effected on foreign securities exchanges which do not permit the negotiation of brokerage commissions and where the Adviser would, under the circumstances, seek to obtain best price and execution on orders for the Funds.

  The Funds have adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Funds. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared pro rata based on the Funds' participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.

  In general terms, the nature of research services provided by brokers encompasses statistical and background information, forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments. Many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business, but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Funds and shareholders.

  The Adviser may use its broker/dealer affiliates, or other firms that sell shares of the Fund, to buy and sell securities for the Fund, provided they have the execution capability and that their commission rates are comparable to those of other unaffiliated broker/dealers. Directors of PXP Securities Corp. or its affiliates receive indirect benefits from the Fund as a result of its usual and customary brokerage commissions that PXP Securities Corp. may receive for acting as broker to the Fund in the purchase and sale of portfolio securities. The investment advisory agreement does not provide for a reduction of the advisory fee by any portion of the brokerage fees generated by portfolio transactions of the Fund that PXP Securities Corp. may receive.


  The Funds paid no brokerage commissions for the fiscal years ended October 31, 1999, 2000 and 2001.


                             SERVICES OF THE ADVISER


  Phoenix Investment Counsel, Inc. ("PIC" or "Adviser") serves as investment adviser to the Funds. PIC is located at 56 Prospect Street, Hartford, Connecticut 06115. PIC acts as the investment adviser for 13 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds, and as adviser to institutional clients. PIC has acted as an investment adviser for over sixty years. PIC was originally organized in 1932 as John P. Chase, Inc. As of December 31,

2001, PIC had approximately $23.7 billion in assets under management. Philip
R. McLoughlin, a Trustee and officer of the Fund, is a director of PIC. All other executive officers of the Fund are officers of PIC.

  All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is the wholly-owned investment management subsidiary of The Phoenix Companies, Inc. ("PNX") of Hartford, Connecticut. PNX is a leading provider of wealth management products and services to individuals and businesses. Its principal offices are located at One American Row, Hartford, Connecticut, 06115-2520. Equity Planning, a mutual fund distributor, acts as the national distributor of the Fund's shares and as Financial Agent of the Fund. The principal office of Equity Planning is located at 56 Prospect Street, Hartford, Connecticut, 06115.

  PXP has served investors for over 70 years. As of December 31, 2001, PXP had approximately $52.1 billion in assets under management through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago; Capital West Asset Management, LLC (Capital West) in Greenwood Village, CO; Kayne Anderson Rudnick Investment Management, LLC (Kayne) in Los Angeles; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Walnut Asset Management, LLC (Walnut) in Philadelphia; Phoenix/Zweig Advisers LLC (Zweig) in New York; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, CT, Sarasota, FL, and Scotts Valley, CA, respectively.


  The Adviser provides certain services and facilities required to carry on the day-to-day operations of the Fund (for which it receives a management fee) other than the costs of printing and mailing proxy materials, reports and notices to shareholders; outside legal and auditing services; regulatory filing fees and expenses of printing the Fund's registration statements (but the Distributor purchases such copies of the Fund's prospectuses and reports and communications to shareholders as it may require for sales purposes); insurance expense; association membership dues; brokerage fees; and taxes.

  The Management Agreement will continue in effect from year to year if specifically approved annually by a majority of the Trustees who are not interested persons of the parties thereto, as defined in the 1940 Act, and by either (a) the Board of Trustees or (b) the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The Agreement may be terminated without penalty at any time by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund or by the Adviser upon 60 days' written notice and will automatically terminate in the event of its "assignment" as defined in Section 2(a)(4) of the 1940 Act.

  The Management Agreement provides that the Adviser is not liable for any act or omission in the course of or in connection with rendering services under the Agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement. The Agreement permits the Adviser to render services to others and to engage in other activities.


  As compensation for its services the Adviser receives a fee which is accrued daily against the value of each Fund's net assets and is paid by the Fund monthly. The fee is computed at the annual rate of 0.55% of each Fund's average daily net assets up to $1 billion; 0.50% of the Fund's average daily net assets from $1 billion to $2 billion; and 0.45% of the Fund's average daily net assets in excess of $2 billion. Total management fees for the Short Term Bond Fund for the fiscal years ended October 31, 1999, 2000 and 2001 amounted to $283,982, $225,686 and $252,597, respectively, a portion of which amounts were waived by the Adviser. Total management fees for the Fixed Income Fund for the fiscal years ended October 31, 1999, 2000 and 2001 amounted to $1,437,307, $1,122,184 and $949,457, respectively.


  The Adviser makes its personnel available to serve as officers and "interested" Trustees of the Fund. The Fund has not directly compensated any of its officers or Trustees for services in such capacities except to pay fees to the Trustees who are not otherwise affiliated with the Fund. The Trustees of the Fund are not prohibited from authorizing the payment of salaries to the officers pursuant to the Management Agreement, including out-of-pocket expenses, at some future time.

  In addition to the management fee, expenses paid by the Fund include: fees of Trustees who are not "interested persons," interest charges, taxes, fees and commissions of every kind, including brokerage fees, expenses of issuance, repurchase or redemption of shares, expenses of registering or qualifying shares for sale (including the printing and filing of the Fund's registration statements, reports, and prospectuses excluding those copies used for sales purposes which the Distributor purchases), accounting services fees, insurance expenses, litigation expenses, association membership dues, all charges of custodians, transfer agents, registrars, auditors and legal counsel, expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, and all costs incident to the Fund's existence as a Delaware business trust.


  The Adviser has agreed to reimburse the Short Term Bond Fund's operating expenses, other than Management Fees and Rule 12b-1 Fees, to the extent such operating expenses exceed 0.50% of the average net assets of each class of shares. The Adviser has not undertaken to extend the reimbursement beyond February 28, 2003. The Total Fund Operating Expenses for

Class A Shares, Class B Shares and Class C Shares were 1.50%, 2.00% and 1.76%, respectively, absent such waiver or reimbursement for the fiscal year ended October 31, 2001.


  The Trust, its Adviser and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which a Fund has a pending order.


BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AGREEMENTS

  The Board of Trustees is responsible for overseeing the performance of the Funds' investment advisers and determining whether to approve and renew the Funds' investment advisory arrangements. In approving the agreements, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the agreements and the overall fairness of the agreements to the Funds. A report from the Adviser that addressed specific factors designed to inform the Board's consideration on these and other issues was supplied to Board members in advance of the annual contract review meeting and reviewed with them at that meeting.

  With respect to the nature and quality of the services provided, the Board regularly reviews information comparing the performance of each Fund with a peer group of funds and a relevant market index, the allocation of each Fund's brokerage commissions, including any allocations to affiliates, the adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board also reviews data relating to the quality of brokerage execution received by the Funds, including the adviser's use of brokers or dealers in fund transactions that provided research and other services to the adviser and the potential benefits derived by the Funds from such services. Additionally, the Funds' portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the advisers.

  With respect to the overall fairness of the advisory agreements, the Board primarily considered information relating the each Fund's fee structures, including a comparative analysis of each Fund's management fees, total expenses and 12b-1 fees with its respective peer group. The Board noted that each of the Funds was at or relatively close to the median in each category reviewed. The Board also considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the advisor and/or its affiliates. They also considered the voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.

  The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the agreements. It concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.


                                 NET ASSET VALUE

  The net asset value per share of the Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund does not price securities on weekends or United States national holidays, the net asset value of the Fund's foreign assets may be significantly affected on days when the investor has no access to the Fund. The net asset value per share of the Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for the Fund if it invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of the Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time the Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                                HOW TO BUY SHARES

  The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

  The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

                        ALTERNATIVE PURCHASE ARRANGEMENTS

  Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Authorized Agent prior to its close of business.


  The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B Shares or Class C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time.


  Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

CLASS A SHARES

  Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing distribution and services fee at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

CLASS B SHARES


  Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within three years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. See Class B Shares and Class C Shares--Waiver of Sales Charges.


  Class B Shares are subject to an ongoing distribution and services fee at an annual rate of 1.00% of Multi-Sector Fixed Income Fund's aggregate daily net assets attributable to Class B Shares and .75% of the Multi-Sector Short Term Bond Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fee paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares of the Multi-Sector Fixed Income Fund will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. Class B Shares of the Multi-Sector Short Term Bond Fund convert to Class A Shares six years after the end of the calendar month in which the shareholder's order to purchase was accepted. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the Adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

  Class B Shares of the Multi-Sector Fixed Income Fund include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. Class B Shares of the Multi-Sector Short Term Bond Fund include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending six years after the end of the month in which the shares were issued. At the end of this period, Class B Shares of each Fund will automatically convert to Class A Shares of the same Fund and will no longer be subject to the higher distribution and services fee. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

  For purposes of conversion to Class A Shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the subaccount will also convert to Class A Shares.

CLASS C SHARES

  Class C Shares are purchased without an initial sales charge and are not subject to any sales charge when shares are redeemed. All purchases, including reinvestments of dividend and capital gain distributions, and redemptions are made at the net asset value per share of the Fund. Class C Shares are subject to an ongoing distribution and services fee at an annual rate of 1.00% of the Multi-Sector Fixed Income Fund's aggregate average daily net assets attributable to Class C Shares and 0.50% of the Multi-Sector Short Term Bond Fund's aggregate average daily net assets attributable to the Class C Shares. Class C Shares do not convert to another class of shares and long term investors may therefore pay more through accumulated distribution fees than the economic equivalent of any applicable sales charge and accumulated distribution fees in the other classes.


  The distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid, in the case of Class A Shares, from the proceeds of the initial sales charge and the ongoing distribution and services fee. In the case of Class B Shares, distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid from the proceeds of the ongoing distribution and services fee and the contingent deferred sales charge incurred upon redemption within three years of purchase. For Class C Shares, the ongoing distribution and services fee will be used to pay for the distribution expenses incurred by the Distributor. Sales personnel of broker-dealers distributing the Fund's shares may receive differing compensation for selling Class A Shares, Class B Shares or Class C shares. Investors should understand that the purpose and function of the contingent deferred sales charge and ongoing distribution and services fee with respect to the Class B Shares and Class C Shares are the same as those of the initial sales charge and ongoing distribution and services fees with respect to the Class A Shares.


CLASS A SHARES--REDUCED INITIAL SALES CHARGES

  Investors choosing Class A Shares may be entitled to reduced sales charges. The circumstances under which sales charges may be avoided or reduced are described below.


  QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual funds advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or
(5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from PNX, the Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund or any other Affiliated Phoenix Fund qualified plan; (11) any Phoenix separate account which funds group annuity contracts offered to qualified employee benefit plans;
(12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds or any other Affiliated Phoenix Fund if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund or any other Affiliated Phoenix Fund trustee or director; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A Shares bought through investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).


  COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of the Funds or any other Affiliated Phoenix Fund (other than Phoenix-Goodwin Money Market Fund and Phoenix-Zweig Government Cash Fund Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

  LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of the Funds or any other Affiliated Phoenix Fund (other than Phoenix-Goodwin Money Market Fund and Phoenix-Zweig Government Cash Fund Class A Shares), if made by the same person within a thirteen month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C Shares or Class B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

  RIGHT OF ACCUMULATION. Your purchase of any class of shares of the Funds or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

  ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.


CLASS B SHARES AND CLASS C SHARES--WAIVER OF SALES CHARGES

  The CDSC is waived on the redemption (sale) of Class B Shares and Class C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 701/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;
(e) from the Merrill

Lynch Daily K Plan ("Plan") invested in Class B Shares, on which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class B Shares of the Funds or any other Affiliated Phoenix Fund; (g) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (h) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed. Class C Shares of the Multi-Sector Short Term Bond Fund are not subject to any sales charge when redeemed.


CONVERSION FEATURE--CLASS B SHARES


  For Fixed Income Fund, Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are purchased. For Short Term Bond Fund, Class B Shares will automatically convert to Class A Shares of the same Fund six years after they are purchased. Conversion will be on the basis of the then prevailing net asset value of Class A Shares and Class B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Fund was unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Fund.


                            INVESTOR ACCOUNT SERVICES


  The Fund offers accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Mutual Fund Services at (800) 243-1574. Broker/dealers may impose their own restrictions and limits on accounts held through the broker/dealer. Please consult your broker/dealer for account restriction and limit information.


EXCHANGES


  Class A Shares of the Short Term Bond Fund held under six months are not eligible for the exchange privilege. Under certain circumstances, shares of any Phoenix Fund may be exchanged for shares of the same class of any other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to minimum initial investment requirements of the designated fund, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Affiliated Phoenix Fund, if currently offered. Exchanges will be based upon each Fund's net asset value per share next computed following receipt of a properly executed exchange request, without sales charge. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes"). Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


  SYSTEMATIC EXCHANGES. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Affiliated Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Affiliated Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or succeeding business day), without sales charge.

DIVIDEND REINVESTMENT ACROSS ACCOUNTS

  If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Funds or any other

Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

INVEST-BY-PHONE

  This expedited investment service allows you to make an investment in an account by requesting a transfer of funds from the balance of your bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to your commercial bank, savings bank or credit union via Automated Clearing House (ACH). Your bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to your account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions. This service may also be used to sell shares of the Fund and direct proceeds of sale through ACH to your bank account.

  To establish this service, please complete the Invest-by-Phone Application and attach a voided check. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) you may call toll free (800) 367-5877 prior to 3:00 p.m. (Eastern Time) to place your purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact your bank via ACH with appropriate instructions. The purchase is normally credited to your account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days.

  The Fund and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM

  The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

  Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.


  Through the Program, Class B and Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B and Class C shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares or Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after the purchase.


                         TAX SHELTERED RETIREMENT PLANS

  Shares of the Fund are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information.

MERRILL LYNCH DAILY K PLAN

  Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

  (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

  (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

  (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

  Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set for in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

  Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of five years from the initial date of purchase.

                              HOW TO REDEEM SHARES

  Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check. See the Fund's current Prospectus for further information.

  The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

  Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

  A shareholder should contact his/her broker/dealer if he/she wishes to transfer shares from an existing broker/dealer street name account into a street name account with another broker/dealer. The Funds have no specific procedures governing such account transfers.

REDEMPTION OF SMALL ACCOUNTS


  Each shareholder account in the Funds which has been in existence for at least one year and which has a value of less than $200 due to redemption activity may be redeemed upon the giving of not less than 30 days written notice to the shareholder mailed to the address of record. During the 60 day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Fund's current Prospectus for more information.


BY MAIL

  Shareholders may redeem shares by making written request, executed in full name of the account, directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Fund's current Prospectus for more information.

BY CHECK

  You may elect to redeem shares held in your account by check. Checks will be sent to you upon receipt by Equity Planning of a completed application and signature card (attached to the application). If the signature card accompanies your initial account application, the signature guarantee section of the form may be disregarded. However, the Fund reserves the right to require that all signatures be guaranteed prior to the establishment of a check writing service account. When an authorization form is submitted after receipt of the initial account application, all signatures must be guaranteed regardless of account value.

  Checks may be drawn payable to any person in an amount of not less than $500, provided that immediately after the payment of the redemption proceeds the balance in your account is $500 or more.

  When a check is presented to Equity Planning for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Presently there is no charge to you for the check writing service, but this may be changed or modified in the future upon two weeks written notice to shareholders. Checks drawn from Class B accounts are subject to the applicable deferred sales charge, if any.

  The checkwriting procedure for redemption enables you to receive income accruing on the shares to be redeemed until such time as the check is presented to Equity Planning for payment. Inasmuch as canceled checks are returned to shareholders monthly, no confirmation statement is issued at the time of redemption.

  Shareholders utilizing withdrawal checks will be subject to Equity Planning's rules governing checking accounts. You should make sure that there are sufficient shares in your account to cover the amount of any check drawn. If insufficient shares are in the account and the check is presented to Equity Planning on a banking day on which the Fund does not redeem shares (for example, a day on which the New York Stock Exchange is closed), or if the check is presented against redemption proceeds of an investment made by check which has not been in the account for at least fifteen calendar days, the check may be returned marked "Non-sufficient Funds" and no shares will be redeemed. You may not close your account by a withdrawal check because the exact value of the account will not be known until after the check is received by Equity Planning.

TELEPHONE REDEMPTIONS

  Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

REDEMPTION IN KIND

  To the extent consistent with state and federal law, the Fund may make payment of the redemption price either in cash or in kind. However, the Fund has elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

ACCOUNT REINSTATEMENT PRIVILEGE

  Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company ("RIC") under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies, it will not be subject to federal income tax on the investment company taxable income (which includes dividends, interest and the excess of net short-term capital gains over net long-term capital losses) that it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to security loans and gains from the sale or disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) meet certain diversification requirements imposed under the Code at the end of each quarter of the taxable year. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed at corporate rates.

  Dividends paid by a Fund will be taxable to shareholders as ordinary income, except for (a) such portion as may exceed a shareholder's ratable share of the Fund's earnings and profits, which excess will be applied against and reduce the shareholder's cost or other tax basis for his shares and (b) amounts representing a distribution of net capital gains, if any, which are designated by the Fund as capital gain dividends. If the amount described in (a) above exceeds the shareholder's tax basis for his shares, the excess over basis will be treated as gain from the sale or exchange of such shares. The excess of any net long-term capital gains over net short-term capital losses recognized and distributed by a Fund and designated by the Fund as a capital gain dividend, is taxable to shareholders as long-term capital gain regardless of the length of time a particular shareholder may have held his shares in the Fund. Dividends and distributions are taxable as described, whether received in cash or reinvested in additional shares of the Funds.

  The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, if a Fund does not distribute to its shareholders (or is deemed not to have distributed) during the calendar year an amount equal to 98% of the Fund's ordinary income, with certain adjustments, for such calendar year, plus 98% of the Fund's capital gains net income (adjusted for certain losses, as prescribed in the Code) for the 12-month period ending on October 31 of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which each regulated investment company does not meet the foregoing distribution requirements.

  The Code provides that any dividends declared by a Fund in October, November or December of any calendar year to shareholders of record on a date in such month will be deemed to have been received by a shareholder on December 31 of that calendar year, provided that the dividend is actually paid by the Fund during January of the following year.

  Based on the foregoing, the Funds' policy will be to distribute to its shareholders at least 90% of investment company taxable income and any net realized capital gains for each year, so that the Funds generally will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  The Funds intend to declare dividends daily and to pay dividends monthly. Dividends may be paid from net investment income. Distribution of net realized short-term and long-term capital gains will be distributed at least annually. Income dividends will be paid on the last business day of the month and reinvested in additional shares at net asset value, unless the shareholder elects to receive dividends in cash. Whether received in shares or cash, dividends paid by a Fund from net investment income and distributions from any net short-term capital gains are taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, realized on sales of investments for the fiscal year normally will be distributed following the end of the Funds' fiscal year. Distributions of net long-term capital gains are taxable to shareholders as such, whether paid in cash or additional shares of a Fund and regardless of the length of time the shares have been owned by the shareholder. Net short-term capital gains are net realized short-term capital gains, generally including net premiums from expired options, net gains from closing purchase transactions, and net short-term gains from securities sold upon the exercise of options or otherwise, less any net realized long-term capital losses. Distributions paid by a Fund generally are subject to taxation as of the date of payment, whether received by shareholders in cash or in shares of the Fund, and whether representing an ordinary distribution or a long-term capital gains distribution. No dividends or distributions will be made to a shareholder on shares for which no payment has been received.

  It is not anticipated that any of the dividends paid by the Funds will qualify for the 70% dividends received deduction available to corporate shareholders of the Funds.

  The Funds' investments in any regulated futures contracts, non-equity options, or foreign currency contracts, as those terms are defined in the Code, are considered section 1256 contracts. The principles of marking-to-market generally apply to such contracts such that the contracts are treated as having been sold for their fair market value on the last business day of a Fund's taxable year. Generally, 60% of any net gain or loss recognized on the deemed sale, as well as 60% of the gain or loss with respect to any actual termination (including expiration), will be treated as long-term capital gain or loss and the remaining 40% will be treated as short-term capital gain or loss.

  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time it actually collects such receivables or pays such liabilities generally are treated as ordinary gain or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as section 988 gains or losses, may increase or decrease the amount of each Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

  Premiums from expired call options written by a Fund and net gain or loss from closing purchase transactions, which are not section 1256 contracts, are generally treated as short-term capital gain or loss for federal income tax purposes and are taxable to shareholders as ordinary income. If a written call option is exercised, the premium is added to the proceeds of sale of the underlying security, and the gain or loss from such sale will be short- or long-term, depending upon the period such security was held.

  Certain offsetting positions held by the Funds (including certain positions involving financial futures and options transactions) may be considered, for tax purposes, to constitute "straddles." Depending on whether certain elections are available and made by the Funds losses realized by the Funds on one or more position in such a straddle may be deferred to the extent of unrealized gain in the offsetting position. Moreover, short-term capital losses on straddle positions may be re-characterized as long-term capital losses, and long-term capital gains may be treated as short-term capital gains.

  The tax consequences of certain investments and other activities that the Funds may make or undertake (such as, but not limited to, dollar roll agreements) are not entirely clear. While the Funds will endeavor to treat the tax items arising from these transactions in a manner which it believes to be appropriate, assurance cannot be given that the Internal Revenue Service or a court will agree with the Funds' treatment and that adverse tax consequences will not ensue.

  The Funds may be subject to a tax on dividend or interest income received from securities of non-U.S. issuers withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested within various countries is not known. The Funds intend to operate so as to qualify for treaty tax benefits where applicable.

  It is expected that the Funds will not be eligible to elect to pass-through to its shareholders the amount of foreign income and similar taxes paid by it, so that shareholders will not be eligible to claim a foreign tax credit or to deduct their pro rata share of such foreign taxes. Such foreign taxes generally will reduce the net income of the Funds distributable to shareholders. If the Funds were eligible to make the pass-through election, and so elected, shareholders would be notified regarding the relevant items to be taken into account by the shareholders.


  Sales and redemptions of shares of the Funds may result in gains or losses for tax purposes to the extent of the difference between the proceeds from the shares relinquished and the shareholder's adjusted tax basis for such shares. If any shares have been held as a capital asset for more than one year, the gain or loss realized will be long-term capital gain or loss. However, if a shareholder holds shares of a Fund for six months or less, any loss on the sale of the shares will be treated as a long-term capital loss to the extent of the long-term capital gains distributions received by such shareholder.


  Under certain circumstances, the sales charge incurred in acquiring shares of the Funds may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of a Fund are exchanged within 90 days after the date they were purchased and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the amount of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. The portion of the sales charge affected by this rule will be treated as an amount paid for the new shares.

  Dividends, distributions and redemption proceeds also may be subject to state, local and foreign taxes depending upon each shareholder's particular situation. In addition, foreign shareholders may be subject to federal income tax rules that differ from those described above. Shareholders are advised to consult with their tax advisers or attorneys.


IMPORTANT NOTICE REGARDING TAXPAYER IRS CERTIFICATION

  Pursuant to IRS Regulations, the Funds may be required to withhold a percentage of all reportable payments including any taxable dividends, capital gains distributions or share redemption proceeds, at the rate in effect when such payments are made, for an account which does not have a taxpayer identification number or social security number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications.

  The Funds will furnish shareholders, within 31 days after the end of the calendar year, with information which is required by the Internal Revenue Service for preparing income tax returns. Investors are urged to consult their attorney or tax adviser regarding specific questions as to federal, foreign, state or local taxes.


                                 THE DISTRIBUTOR


  Phoenix Equity Planning Corporation ("Equity Planning") acts as the Distributor for the Funds and as such will conduct a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. Equity Planning is an indirect less than wholly-owned subsidiary of Phoenix Home Life and an affiliate of the Adviser. Shares of the Funds may be purchased through investment dealers who have sales agreements with the Distributor. During the fiscal years ended October 31, 1999, 2000 and 2001, purchasers of shares of the Funds paid aggregate sales charges of $454,666, $296,138 and $218,350, respectively, of which the Distributor received net commissions of $285,076, $196,804 and $101,490, respectively, for its services, the balance being paid to dealers. For the Trust's fiscal year ended October 31, 2001, the Distributor received net commissions of $16,573 for Class A Shares and deferred sales charges of $84,917 for Class B Shares and Class C Shares.


  The Underwriting Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the Fund's Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements. The Underwriting Agreement will terminate automatically in the event of its assignment.

DEALER CONCESSIONS

  Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as described below:

FIXED INCOME FUND

                                                      SALES CHARGE AS
                                                      A PERCENTAGE OF
                                          -----------------------------------------
           AMOUNT OF                                                        NET                     DEALER DISCOUNT
          TRANSACTION                     OFFERING                        AMOUNT                     PERCENTAGE OF
       AT OFFERING PRICE                    PRICE                        INVESTED                    OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------
Under $50,000                                4.75%                          4.99%                          4.25%
$50,000 but under $100,000                   4.50                           4.71                           4.00
$100,000 but under $250,000                  3.50                           3.63                           3.00
$250,000 but under $500,000                  2.75                           2.83                           2.25
$500,000 but under $1,000,000                2.00                           2.04                           1.75
$1,000,000 or more                           None                           None                           None


SHORT TERM BOND FUND


                                                      SALES CHARGE AS
                                                      A PERCENTAGE OF
                                          -----------------------------------------
           AMOUNT OF                                                        NET                     DEALER DISCOUNT
          TRANSACTION                     OFFERING                        AMOUNT                     PERCENTAGE OF
       AT OFFERING PRICE                    PRICE                        INVESTED                    OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------
Under $50,000                                2.25%                         2.30%                          2.00%
$50,000 but under $100,000                   1.25                          1.27                           1.00
$100,000 but under $500,000                  1.00                          1.01                           1.00
$500,000 but under $1,000,000                0.75                          0.76                           0.75
$1,000,000 or more                           None                          None                           None


  In addition to the dealer discount on purchases for Multi-Sector Fixed Income Fund of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. In addition to the dealer discount on purchases for Short Term Bond Fund of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 2% of the sale price of Class B Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B Shares or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these Plan participants' purchases. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.


  Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or, in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements;
(b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million. (e) subject to certain exclusions, pay broker/dealers an amount equal to 0.50% of the amount of Class C Shares sold above $250,000 but under $3 million plus 0.25% on the amount in excess of $3 million. If part or all of such investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. From its own resources, the Distributor intends to pay the following additional compensation to Merrill Lynch, Pierce, Fenner & Smith, Incorporated: 0.25% on sales of Class A and Class B Shares, 0.10% on sales of Class C Shares, 0.10% on sales of Class A shares sold at net asset value, and 0.10% annually on the average daily net asset value of fund shares on which Merrill Lynch is broker of record and which such shares exceed the amounts of assets on which Merrill Lynch is broker of record as of July 1, 1999." Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. Equity Planning reserves the right to discontinue or alter such fee payment plans at any time.


  From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

ADMINISTRATIVE SERVICES

  Equity Planning also acts as administrative agent of the Fund and as such performs administrative, bookkeeping and pricing functions for the Fund. For its services, Equity Planning will be paid a fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc., as subagent, plus (2) the documented cost to Equity Planning to provide financial reporting and tax services and to oversee the subagent's performance. The current fee schedule of PFPC Inc. is based upon the average of the aggregate daily net asset values of the Fund, at the following incremental annual rates.

                 First $200 million                                     .085%
                 $200 million to $400 million                           .05%
                 $400 million to $600 million                           .03%
                 $600 million to $800 million                           .02%
                 $800 million to $1 billion                             .015%
                 Greater than $1 billion                                .0125%


Percentage rates are applied to the aggregate daily net asset value of the Fund. Certain minimum fees and fee waivers may apply. Total fees paid by Equity Planning to PFPC are allocated among all funds for which it serves as administrative agent on the basis of the relative net assets of each fund. For its services during the fiscal year ended October 31, 2001, Equity Planning received $176,703 from the Fixed Income Fund and $69,838 from the Short Term Bond Fund.




                               DISTRIBUTION PLANS


  The Trust has adopted a distribution plan for each class of shares (i.e., a plan for the Class A Shares, a plan for the Class B Shares and a plan for the Class C Shares, collectively, the "Plans") in accordance with Rule 12b-1 under the Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Underwriting Agreement. Each class of shares pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund and a distribution fee based on average daily net assets at the following rates: for Class B Shares of the Fixed Income Fund at a rate of 0.75% per annum and 0.50% of the Short Term Bond Fund; and for Class C Shares at a rate of 0.75% of the Fixed Income Fund and 0.25% of the Short Term Bond Fund.


  From the Service Fee, the Distributor expects to pay a quarterly fee to qualifying broker-dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers, as additional compensation with respect to Class C Shares, 0.75% for Fixed Income Fund and 0.25% for Short Term Bond Fund, of the average annual net asset value of each class, respectively.

  In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Fund's shareholders; or services providing the Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.


  For the fiscal year ended October 31, 2001, the Fund paid 12b-1 fees in the amount of $1,037,788, of which the Distributor received $525,010, W.S. Griffith & Co., Inc., an affiliate, received $42,099 and unaffiliated broker-dealers received $470,679. The 12b-1 payments were used for (1) compensating dealers, $643,043, (2) compensating sales personnel, $925,587, (3) advertising, $438,084,
(4) printing and mailing of prospectuses to other than current shareholders, $14,644, (5) service costs, $81,786 and (6) other, $171,424.


  On a quarterly basis, the Fund's Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Fund's Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provides that they may not be amended to increase materially the costs which the Fund may bear pursuant to the Plans without approval of the shareholders of that class of the Fund and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while they are in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may be terminated at any time by vote of the Plan Trustees or a majority of the outstanding shares of the relevant class of the Fund.

  The National Association of Securities Dealers, Inc. (the "NASD") regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.


                             MANAGEMENT OF THE TRUST

  The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on Trustees by the 1940 Act and Delaware business trust law.

TRUSTEES AND OFFICERS

  Certain information about the Trustees and executive officers of the Trust is set forth below. Unless otherwise noted, the address of each individual is 56 Prospect Street, Hartford, Connecticut 06115-0480. There is no stated term of office for Trustees of the Trust.



                             INDEPENDENT TRUSTEES

---------------------------------- ---------------- ------------------ ----------------------------------------------------------
                                                        NUMBER OF
                                                      PORTFOLIOS IN
                                   TERM OF OFFICE     FUND COMPLEX
        NAME, (AGE), AND            AND LENGTH OF      OVERSEEN BY             PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS
             ADDRESS                 TIME SERVED         TRUSTEE                AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 Robert Chesek (67)                  Served since           31           Currently retired.
                                     1993.


                              INDEPENDENT TRUSTEES

---------------------------------- ---------------- ------------------ ----------------------------------------------------------

                                                        NUMBER OF
                                                      PORTFOLIOS IN
                                   TERM OF OFFICE     FUND COMPLEX
        NAME, (AGE), AND            AND LENGTH OF      OVERSEEN BY             PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS
             ADDRESS                 TIME SERVED         TRUSTEE                AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 E. Virgil Conway (72)               Served since           33           Chairman, Rittenhouse Advisors, LLC (consulting firm)
 Rittenhouse Advisors, LLC           1993.                               since 2001.  Trustee/Director, Consolidated Edison
 101 Park Avenue                                                         Company of New York, Inc. (1970-present), Pace
 New York, NY 10178                                                      University (1978-present), Urstadt Biddle Property
                                                                         Corp. (1989-present), Greater New York Councils, Boy
                                                                         Scouts of America (1985-present), Union Pacific Corp.
                                                                         (1978-present), Blackrock Freddie Mac Mortgage
                                                                         Securities Fund (Advisory Director) (1990-present),
                                                                         Centennial Insurance Company (1974-present), Josiah
                                                                         Macy, Jr., Foundation (1975-present), The Harlem Youth
                                                                         Development Foundation (1998-present), Accuhealth
                                                                         (1994-present), Trism, Inc. (1994-present), Realty
                                                                         Foundation of New York (1972-present), New York
                                                                         Housing Partnership Development Corp. (Chairman)
                                                                         (1981-present) and Academy of Political Science (Vice
                                                                         Chairman) (1985 to present).   Chairman, Metropolitan
                                                                         Transportation Authority (1992-2001).  Director,
                                                                         Atlantic Mutual Insurance Company (1974-2002).
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 Harry Dalzell-Payne (72)            Served since           33           Currently retired.
 The Flat, Elmore Court              1993.
 Elmore, GL05, GL2 3NT U.K.
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 Francis E. Jeffries (71)            Served since           34           Director, The Empire District Electric Company
 8477 Bay Colony Dr. #902            1995.                               (1984-present). Director (1989-1997), Chairman of the
 Naples, FL  34108                                                       Board (1993-1997), Phoenix Investment Partners, Ltd.
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 Leroy Keith, Jr. (62)               Served since           31           Partner, Stonington Partners, Inc. (private equity
 Stonington Partners, Inc.           1993.                               fund) since 2001. Chairman (1995 to 2000) and Chief
 736 Market Street, Ste. 1430                                            Executive Officer (1995-1998), Carson Products Company
 Chattanooga, TN  37402                                                  (cosmetics).  Director/Trustee, Evergreen Funds (6
                                                                         portfolios).
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 Geraldine M. McNamara (50)          Served since           31           Managing Director, U.S. Trust Company of New York
 United States Trust                 2001.                               (private bank) (1982-present).
 Company of NY
 114 West 47th Street
 New York, NY 10036
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 Everett L. Morris (73)              Served since           33           Vice President, W.H. Reaves and Company (investment
 W.H. Reaves and Company             1995.                               management) (1993-present).
 10 Exchange Place
 Jersey City, NJ 07302
---------------------------------- ---------------- ------------------ ----------------------------------------------------------


                              INDEPENDENT TRUSTEES

---------------------------------- ---------------- ------------------ ----------------------------------------------------------

                                                        NUMBER OF
                                                      PORTFOLIOS IN
                                   TERM OF OFFICE     FUND COMPLEX
        NAME, (AGE), AND            AND LENGTH OF      OVERSEEN BY             PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS
             ADDRESS                 TIME SERVED         TRUSTEE                AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 James M. Oates (55)                 Served since           31           Chairman, IBEX Capital Markets Inc. (financial
 IBEX Capital Markets, Inc.,         1993.                               services) (1997-present). Managing Director, Wydown
 60 State Street, Ste. 950                                               Group (consulting firm) (1994-present). Director,
 Boston, MA 02109                                                        Investors Financial Service Corporation
                                                                         (1995-present), Investors Bank & Trust Corporation
                                                                         (1995-present), Plymouth Rubber Co. (1995-present),
                                                                         Stifel Financial (1996-present), Connecticut River
                                                                         Bancorp (1998-present), Connecticut River Bank
                                                                         (1998-present), 1Mind, Inc. (1999-present) and
                                                                         1Mind.com (2000-present). Director and Treasurer,
                                                                         Endowment for Health, Inc. (2000-present). Chairman,
                                                                         Emerson Investment Management, Inc. (2000-present).
                                                                         Member, Chief Executives Organization (1996-present).
                                                                         Vice Chairman, Massachusetts Housing Partnership
                                                                         (1998-1999). Director, Blue Cross and Blue Shield of
                                                                         New Hampshire (1994-1999), AIB Govett Funds
                                                                         (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                         Director, Phoenix Investment Partners, Ltd.
                                                                         (1995-2001).
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 Herbert Roth, Jr. (73)              Served since           31           Currently retired.  Member, Directors Advisory
 134 Lake Street                     1993.                               Council, Phoenix Life Insurance Company
 Sherbom, MA 01770                                                       (1998-present). Director, Boston Edison Company
                                                                         (1978-present), Landauer, Inc. (medical services)
                                                                         (1970-present), Tech Ops./Sevcon, Inc. (electronic
                                                                         controllers) (1987-present), and Mark IV Industries
                                                                         (diversified manufacturer) (1985-present). Director,
                                                                         Phoenix Home Life Mutual Insurance Company (1972-1998).
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 Richard E. Segerson (55)            Served since           31           Managing Director, Northway Management Company
 Northway Management Company         1993.                               (1998-present). Managing Director, Mullin Associates
 164 Mason Street                                                        (1993-1998).
 Greenwich, CT 06830
---------------------------------- ---------------- ------------------ ----------------------------------------------------------
 Lowell P. Weicker, Jr. (70)         Served since           31           Director, UST Inc. (1995-present), HPSC Inc.
 200 Duke Street                     1995.                               (1995-present), Compuware (1996-present) and WWF, Inc.
 Alexandria, VA  22314                                                   (2000-present). President, The Trust for America's
                                                                         Health (non-profit) (2001-present).  Director, Duty
                                                                         Free International, Inc. (1997-1998).
---------------------------------- ---------------- ------------------ ----------------------------------------------------------

                               INTERESTED TRUSTEE

   The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------- ----------------- --------------------   -----------------------------------------------------------
                                                     NUMBER OF
                                                   PORTFOLIOS IN FUND
                                  TERM OF OFFICE   COMPLEX OVERSEEN
   NAME, (AGE) , ADDRESS AND      AND LENGTH OF      OVERSEEN             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     POSITION(S) WITH TRUST        TIME SERVED      BY TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------- ----------------- --------------------   -----------------------------------------------------------
 *Philip R. McLoughlin (55)      Served since             44             Chairman (1997-present), Director (1995-present), Vice
 Chairman and President          1993.                                   Chairman (1995-1997) and Chief Executive Officer
                                                                         (1995-present), Phoenix Investment Partners, Ltd. Director,
                                                                         Executive Vice President and Chief Investment Officer, The
                                                                         Phoenix Companies, Inc. (2001-present). Director
                                                                         (1994-present) and Executive Vice President, Investments
                                                                         (1988-present), Phoenix Life Insurance Company. Director
                                                                         (1983-present) and Chairman (1995-present), Phoenix
                                                                         Investment Counsel, Inc. Director (1984-present) and
                                                                         President (1990-2000), Phoenix Equity Planning Corporation.
                                                                         Chairman and Chief Executive Officer, Phoenix/Zweig
                                                                         Advisers LLC (1999-present). Director, PXRE Corporation
                                                                         (Delaware) (1985-present), World Trust Fund (1991-present)
                                                                         Phoenix Distribution Holding Company (2001-present) and
                                                                         Phoenix Investment Management Company (2001-present).
                                                                         Director and Executive Vice President, Phoenix Life and
                                                                         Annuity Company (1996-present). Director and Executive Vice
                                                                         President, PHL Variable Insurance Company (1995-present).
                                                                         Director, Phoenix National Trust Company (1996-present).
                                                                         Director and Vice President, PM Holdings, Inc.
                                                                         (1985-present). Director, PHL Associates, Inc.
                                                                         (1995-present). Director (1992-present) and President
                                                                         (1992-1994), WS Griffith Securities, Inc.
------------------------------- ----------------- ----------------- -----------------------------------------------------------

   * Mr. McLoughlin is an "interested person" of the Trust by reason of  his position with Phoenix Investment Partners, Ltd., and its affiliates.


                              OFFICERS OF THE TRUST
------------------------------ ---------------------- ------------------------------------------------------------------------
                                POSITION(S) HELD WITH                         PRINCIPAL OCCUPATION(S)
          NAME, (AGE)            TRUST AND LENGTH OF
          AND ADDRESS                TIME SERVED                                DURING PAST 5 YEARS
------------------------------ ---------------------- ------------------------------------------------------------------------
 Michael E. Haylon (44)         Executive Vice         Director and Executive Vice President; Investments, Phoenix
                                President since 1995.  Investment Partners, Ltd. (1995-present). Director (1994-present),
                                                       President (1995-present), Phoenix Investment Counsel, Inc. Director,
                                                       Phoenix Equity Planning Corporation (1995-present). Executive Vice
                                                       President, Phoenix Fund Complex (1993-present).
------------------------------ ---------------------- ------------------------------------------------------------------------


                              OFFICERS OF THE TRUST
------------------------------ ---------------------- ------------------------------------------------------------------------
                                POSITION(S) HELD WITH                         PRINCIPAL OCCUPATION(S)
          NAME, (AGE)            TRUST AND LENGTH OF
          AND ADDRESS                TIME SERVED                                DURING PAST 5 YEARS
------------------------------ ---------------------- ------------------------------------------------------------------------
 William R. Moyer (57)          Executive Vice         Executive Vice President and Chief Financial Officer (1999-present),
                                President since        Senior Vice President and Chief Financial Officer (1995-1999),
                                1993.                  Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                       Vice President, Finance (1990-present), Chief Financial Officer
                                                       (1996-present), and Treasurer (1998-present), Phoenix Equity Planning
                                                       Corporation. Director (1998-present), Senior Vice President
                                                       (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                       (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                       President and Chief Financial Officer, Duff & Phelps Investment
                                                       Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                       (1990-present).
------------------------------ ---------------------- ------------------------------------------------------------------------

 John F. Sharry (51)            Executive Vice         President, Private Client Group (1999-present), Executive Vice
                                President since 1998.  President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                       Ltd. President, Private Client Group, Phoenix Equity Planning
                                                       Corporation (2000-present).  Executive Vice President, Phoenix Fund
                                                       Complex (1998-present).
------------------------------ ---------------------- ------------------------------------------------------------------------
 James D. Wehr (44)             Senior Vice President  Senior Vice President, Fixed Income (1998-present), Managing
                                since 1997.            Director, Fixed Income (1996-1998), Phoenix Investment Counsel, Inc.
------------------------------ ---------------------- ------------------------------------------------------------------------
 David L. Albrycht (40)         Vice President since   Managing Director, Fixed Income, Phoenix Investment Counsel, Inc.
                                1993.                  (1996-present).
------------------------------ ---------------------- ------------------------------------------------------------------------
 Robert S. Driessen (54)        Vice President since   Vice President and Compliance Officer, Phoenix Investment Partners,
                                1999.                  Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                       (1999-present). Vice President, Phoenix Fund Complex (1999-present).
                                                       Compliance Officer (2000-present) and Associate Compliance Officer
                                                       (1999), PXP Securities Corp. Vice President, Risk Management Liaison,
                                                       Bank of America (1996-1999). Vice President, Securities Compliance,
                                                       The Prudential Insurance Company of America (1993-1996). Branch
                                                       Chief/Financial Analyst, Securities and Exchange Commission, Division
                                                       of Investment Management (1972-1993).
------------------------------ ---------------------- ------------------------------------------------------------------------
 Nancy G. Curtiss (49)          Treasurer since 1994.  Vice President, Fund Accounting (1994-present) and Treasurer
                                                       (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                       Phoenix Fund Complex (1994-present).
------------------------------ ---------------------- ------------------------------------------------------------------------
 G. Jeffrey Bohne (54)          Secretary since 1994.  Vice President and General Manager, Phoenix Life Insurance Company
 101 Munson Street                                     (1993-present).  Senior Vice President, Mutual Fund Customer Service
 Greenfield, MA                                        (1999-present), Vice President, Mutual Fund Customer Service
                                                       (1996-1999), Phoenix Equity Planning Corporation. Secretary, Phoenix
                                                       Fund Complex (1993-present).
------------------------------ ---------------------- ------------------------------------------------------------------------


COMMITTEES OF THE BOARD

  The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. They are:

  The Audit Committee. The Audit Committee's is responsible for overseeing the Funds' accounting and auditing policies and practices. The Committee reviews the Funds' financial reporting procedures, their system of internal control, the independent audit process, and the funds' procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members are E. Virgil Conway, James M. Oates, Herbert Roth, Jr., Richard E. Segerson and Lowell P. Weicker, Jr. The Committee met 4 times during the Trust's last fiscal year.

  The Executive Committee. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Its members are E. Virgil Conway, Harry Dalzell-Payne, Philip R. McLoughlin, Everett L. Morris, James M. Oates and Herbert Roth, Jr. The Committee met 3 times during the Trust's last fiscal year.

  The Nominating Committee. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Trustees. The Nominating Committee is composed entirely of Independent Trustees; its members are Robert Chesek, Harry Dalzell-Payne, Leroy Keith, Jr. and Herbert Roth, Jr. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Committee met once during the Trust's last fiscal year.

COMPENSATION

  Trustees who are not interested persons of the Trust receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers of the Trust and Trustees who are interested persons of the Trust receive no compensation directly from the Trust for performing their duties of their offices, but are compensated for their services by the Adviser. The Trust does not have any retirement plan for its Trustees.

  For the Trust's fiscal year ended October 31, 2001, the Trustees received the following compensation:


                                                                    TOTAL
                                                                 COMPENSATION
                                                                FROM TRUST AND
                                           AGGREGATE             FUND COMPLEX
                                         COMPENSATION             (31 FUNDS)
           NAME                           FROM TRUST           PAID TO TRUSTEES
           ----                           ----------           ----------------
Robert Chesek                              $4,120                 $56,500
E. Virgil Conway+                          $5,080                 $69,750
Harry Dalzell-Payne+                       $4,400                 $60,500
Francis E. Jeffries                        $3,800*                $50,750
Leroy Keith, Jr.                           $4,120                 $56,500
Philip R. McLoughlin+                      $    0                 $     0
Geraldine M. McNamara                      $1,000                 $27,500
Everett L. Morris+                         $4,680*                $64,750
James M. Oates+                            $4,280                 $58,750
Herbert Roth, Jr.+                         $3,800                 $51,500
Richard E. Segerson                        $4,800*                $66,000
Lowell P. Weicker, Jr.                     $4,800                 $65,000

* This compensation (and the earnings thereon) was deferred pursuant to the Deferred Compensation Plan. At December 31, 2001, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Jeffries, Morris, Roth and Segerson was $327,145, $181,128, $140,833 and $139,420, respectively. At present, by agreement among the Fund, the Distributor and the electing director, director fees that are deferred are paid by the Fund to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.

TRUSTEE OWNERSHIP OF SECURITIES

  Set forth in the table below is the dollar range of equity securities owned by each Trustee as of December 31, 2001.

------------------------------------- ----------------------------------- -----------------------------------------
                                                                            AGGREGATE DOLLAR RANGE OF TRUSTEE
                                      DOLLAR RANGE OF EQUITY SECURITIES     OWNERSHIP IN ALL FUNDS OVERSEEN BY
          NAME OF TRUSTEE                   IN A FUND OF THE TRUST        TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------- -----------------------------------------
Robert Chesek                         None                                None
------------------------------------- ----------------------------------- -----------------------------------------
E. Virgil Conway                      None                                $1- $10,000
------------------------------------- ----------------------------------- -----------------------------------------
Harry Dalzell-Payne                   None                                None
------------------------------------- ----------------------------------- -----------------------------------------
Francis E. Jeffries                   None                                None
------------------------------------- ----------------------------------- -----------------------------------------
Leroy Keith, Jr.                      None                                None
------------------------------------- ----------------------------------- -----------------------------------------


------------------------------------- ----------------------------------- -----------------------------------------
                                                                            AGGREGATE DOLLAR RANGE OF TRUSTEE
                                      DOLLAR RANGE OF EQUITY SECURITIES     OWNERSHIP IN ALL FUNDS OVERSEEN BY
          NAME OF TRUSTEE                   IN A FUND OF THE TRUST        TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------- -----------------------------------------
Philip R. McLoughlin                  Phoenix-Goodwin Multi-Sector        Over $100,000
                                      Fixed Income Fund--Over $100,000
------------------------------------- ----------------------------------- -----------------------------------------
Geraldine M. McNamara                 None                                None
------------------------------------- ----------------------------------- -----------------------------------------
Everett L. Morris                     None                                Over $100,000
------------------------------------- ----------------------------------- -----------------------------------------
James M. Oates                        None                                Over $100,000
------------------------------------- ----------------------------------- -----------------------------------------
Herbert Roth, Jr.                     None                                Over $100,000
------------------------------------- ----------------------------------- -----------------------------------------
Richard E. Segerson                   None                                None
------------------------------------- ----------------------------------- -----------------------------------------
Lowell P. Weicker, Jr.                None                                None
------------------------------------- ----------------------------------- -----------------------------------------

 At February 6, 2002, the Trustees and officers as a group owned less than 1% of the then outstanding shares of each Fund.

PRINCIPAL SHAREHOLDERS

   The following table sets forth information as of February 6, 2002 with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of a Fund's equity securities.

         NAME OF SHAREHOLDER                       FUND AND CLASS          PERCENTAGE OF CLASS         NUMBER OF SHARES
         -------------------                       --------------          --------------------        -----------------
   Donaldson Lufkin Jenrette                Short Term Bond Fund                  9.59%                  860,459.223
   Securities Corporation Inc.              Class A
   P.O. Box 2052
   Jersey City, NJ 07303-2052


   MLPF&S                                   Fixed Income Fund                     6.61%                  749,470.541
   For the Sole Benefit of its Customers    Class A
   Attn:  Fund Administration               Fixed Income Fund                    14.76%                  512,949.543
   4800 Deer Lake Drive East,  3rd Fl.      Class B

   Jacksonville, FL  32246-6484             Fixed Income Fund                    15.46%                   89,982.420
                                            Class C
                                            Short Term Bond Fund Class B         10.26%                  266,086.725
                                            Short Term Bond Fund
                                            Class C                               9.10%                  280,517.056


   Phoenix National Trust Co.               Short Term Bond Fund                  6.46%                  579,713.597
   One American Row                         Class A
   Hartford, CT 06115



                                OTHER INFORMATION

CAPITAL STOCK

  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or Class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

  Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

  Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

INDEPENDENT ACCOUNTANTS

  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, has been selected as independent accountants for the Fund. PricewaterhouseCoopers LLP audits the Fund's annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, serves as the Fund's custodian.

  Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480, serves as the Fund's transfer agent. As compensation, Equity Planning receives a fee equivalent to $22.25 for each designated shareholder account plus out-of-pocket expenses. Transfer Agent fees are also utilized to offset costs and fees paid to subtransfer agents employed by Equity Planning. State Street Bank and Trust Company serves as a subtransfer agent pursuant to a Subtransfer Agency Agreement.

REPORTS TO SHAREHOLDERS

  The fiscal year of the Funds ends on October 31. The Fund will send financial statements to the shareholders at least semiannually. An annual report, containing financial statements audited by the Fund's independent accountants, will be sent to shareholders each year.

FINANCIAL STATEMENTS


  The financial statements for the Fund's fiscal year ended October 31, 2001 appearing in the Fund's 2001 Annual Report to Shareholders are incorporated herein by reference.

                                    APPENDIX

                       DESCRIPTION OF CERTAIN BOND RATINGS

MOODY'S INVESTOR'S SERVICE, INC.

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa: Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protective nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Note: Those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

STANDARD & POOR'S CORPORATION

  AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

  A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  BB, B, CCC: Bonds rated BB, B, CCC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions.

DUFF & PHELPS CREDIT RATING CO.

  Duff & Phelps Credit Rating Co. ("D&P") is an unaffiliated Nationally Recognized Statistical Rating Organization by the SEC as well as State Commissions and insurance regulatory bodies. Ratings qualify for SEC Rule 2a-7 provisions and broker/dealer capital computation guidelines on commercial paper inventory. D&P ratings also qualify for NAIC rating designations and for ERISA guidelines governing asset-backed securities as stated by the Department of Labor.

RATING SCALE:

  D&P offers ratings for short-term and long-term debt, preferred stock, structured financings, and insurer's claims paying ability. D&P ratings are specific to credit quality, i.e., the likelihood of timely payment for principal, interest, and in the case of a preferred stock rating, preferred stock dividends. The insurance company claims paying ability ratings reflect an insurer's ability to meet its claims obligations.

                                LONG-TERM RATINGS
--------------------------------------------------------------------------------
 AAA                                     Highest Quality
 AA+, AA, AA                             High Quality
 A+, A, A                                Good Quality
 BBB+, BBB, BBB                          Satisfactory Quality (investment grade)
 BB+, BB, BB                             Non-Investment Grade
 B+, B, B-                               Non-Investment Grade
 CCC                                     Speculative

                               SHORT-TERM RATINGS
--------------------------------------------------------------------------------
 Duff 1+
 Duff 1 X                                A-1/P-1
 Duff 1-
 Duff 2                                  A-2/P-2
 Duff 3                                  A-3/P-3
 Duff 4                                  Non-Investment Grade
 Duff 5                                  Defaulted

FITCH INVESTOR SERVICES, INC.

  AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

  A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

  NR: Indicates that Fitch does not rate the specific issue.

  CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

  SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

  WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

  FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade; "Negative"; for potential downgrade, or "Evolving", where ratings may be raised or lowered. FitchAlert is relatively short-term, and would be resolved within 12 months.

  CREDIT TREND: Credit Trend indicators show whether credit fundamentals are improving, stable, declining or uncertain, as follows:

  Improving
  Stable
  Declining
  Uncertain

  Credit Trend indicators are not predictions that any rating change will occur, and have a longer-term time frame than issues placed on FitchAlert.

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issuers not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the potential recovery value through reorganization or liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor as well as the economic and political environment, that might affect the issuer's futures financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

  BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

  B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

  CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

  CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C: Bonds are in imminent default in payment of interest or principal.

  DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

  PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs however, are not used in the "DDD", "DD", or "D" categories.

SHORT-TERM RATINGS

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  Fitch's short-term ratings are as follows:

  F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

  F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-l+."

  F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

  F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

  F-5: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

  D: Default. Issues assigned this rating are in actual or imminent payment default.

  LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                         INVESTMENTS AT OCTOBER 31, 2001


                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

MUNICIPAL BONDS--6.5%

CALIFORNIA--1.5%
Fresno Pension Obligation Taxable
7.80%, 6/1/14 ........................   AAA           $  500        $  597,800

Oakland Pension Obligation Taxable
Series A 6.95%, 12/15/08 .............   AAA            1,530         1,732,006
                                                                     ----------
                                                                      2,329,806
                                                                     ----------

CONNECTICUT--1.7%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 6.91%, 9/1/12   AAA            1,400         1,568,966

Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A
6.57%, 9/1/13(b) .....................   AAA            1,075         1,162,236
                                                                     ----------
                                                                      2,731,202
                                                                     ----------

FLORIDA--1.3%
University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20 .......   AAA            2,000         2,126,380

PENNSYLVANIA--2.0%
Pittsburgh Pension General Obligation
Taxable Series B 6.35%, 3/1/13 .......   AAA            3,000         3,181,320

- ------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $9,585,885)                                         10,368,708
- ------------------------------------------------------------------------------

                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--23.9%

CS First Boston Mortgage Securities Corp.
97-1R, 1M4 7.483%, 2/28/22(d) ........   BBB(c)        $3,335        $3,301,783

CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 1/17/35 .............    AAA           1,000         1,069,630

CS First Boston Mortgage Securities Corp.
97-SPCE, C 7.077%, 4/20/38(j) ........   AA(c)          4,000         4,020,000

Commercial Mortgage Asset Trust 99-C1,
D 7.35%, 10/17/13(j) .................    BBB           3,500         3,670,505

Commercial Resecuritization Trust
2001-ABC2 A1 7.17%, 2/21/13(j) .......   AAA(c)         1,750         1,862,109

First Chicago/Lennar Trust 97-CHL1,
D 8.09%, 4/29/39(d)(j) ...............    BB(c)         4,000         3,733,520

Mortgage Capital Funding, Inc. 98-MC2,
B 6.549%, 6/18/30(j) .................    AA(c)         2,500         2,667,871

Norwest Asset Securities Corp. 96-3,
B1 7.25%, 9/25/26 ....................   AAA(c)         3,239         3,330,558

Norwest Asset Securities Corp. 97-18,
B2 6.75%, 12/25/27 ...................   BBB(c)         1,004         1,020,481


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

Norwest Asset Securities Corp. 98-2,
B1 6.50%, 2/25/28 ....................    A+(c)        $2,876        $2,880,551

Norwest Asset Securities Corp. 98-22,
B3 6.25%, 9/25/28 ....................   BBB(c)           603           592,861

Norwest Asset Securities Corp. 99-3,
B3 6%, 1/25/29 .......................   BBB(c)           725           699,919

Norwest Asset Securities Corp. 99-6,
B3 6%, 3/25/29 .......................   BBB(c)           425           409,917

Norwest Asset Securities Corp. 99-12,
B3 6.25%, 5/25/29 ....................   BBB(c)           485           474,341

Norwest Asset Securities Corp. 99-17,
B3 6.25%, 6/25/29 ....................   BBB(c)           547           534,531

Paine Webber Mortgage Acceptance Corp.
00-1, M 7.75%, 9/25/30 ...............    AA(c)         1,930         2,045,364

Ryland Mortgage Securities Corp. III
92-A, 1A 8.251%, 3/29/30 .............   AAA               78            77,319

Seneca Funding I Ltd Series Regs
6.25%, 5/31/29(d) ....................   Aa(c)          2,000         1,700,000

Structured Asset Securities Corp. 00-C2,
L 4.213%, 3/20/03(d) .................   BB+(c)         1,610         1,593,953

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B2 7.75%, 6/25/30 .......    A(c)            623           664,169

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B3 7.75%, 6/25/30 .......   BBB(c)           416           432,188

Well Fargo Mortgage Backed Securities
Trust 00-6, B2 7%, 8/25/30 ...........    A(c)            780           806,191

Wells Fargo Mortgage Backed Securities
Trust 00-6, B3 7%, 8/25/30 ...........   BBB(c)           520           535,196

- ------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $35,896,980)                                        38,122,957
- ------------------------------------------------------------------------------


ASSET BACKED SECURITIES--1.3%

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(i) ...........................    Ba(c)         2,000         2,093,750

- ------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
(IDENTIFIED COST $1,950,049)                                          2,093,750
- ------------------------------------------------------------------------------


                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

CORPORATE BONDS--31.9%

AGRICULTURAL PRODUCTS--0.3%
Dimon, Inc. 144A 9.625%, 10/15/11(b) .    BB           $  500        $  515,000

AIRLINES--2.6%
American Airlines, Inc. 144A
Series 2001-2, A-2 7.858%, 4/1/13(b) .   AA+            2,000         2,109,600

Northwest Airlines Corp. Series 2000-1
Class G 8.072%, 10/1/19 ..............   AAA            1,966         2,083,827
                                                                     ----------
                                                                      4,193,427
                                                                     ----------

ALUMINUM--0.6%
Centuary Aluminum Co. 144A 11.75%,
4/15/08(b) ...........................   BB-            1,000           986,250

BROADCASTING (TELEVISION, RADIO & CABLE)--2.3%
Charter Comunications Holdings LLC
11.125%, 1/15/11 .....................    B+            2,000         2,120,000

Insight Communications, Inc. 0%,
2/15/11(d) ...........................    B-            1,750           980,000

Radio One, Inc. 144A 8.875%, 7/1/11(b)    B-              500           523,750
                                                                     ----------
                                                                      3,623,750
                                                                     ----------

CHEMICALS--1.3%
Airgas, Inc. 144A 9.125%, 10/1/11(b) .    BB-           1,000         1,055,000

IMC Global, Inc. 6.50%, 8/1/03 .......    B+            1,035         1,003,680
                                                                     ----------
                                                                      2,058,680
                                                                     ----------

CHEMICALS (SPECIALTY)--0.5%
Equistar Chemicals 8.50%, 2/15/04 ....   BBB-             865           834,725

COMMUNICATIONS EQUIPMENT--0.5%
Metromedia Fiber Network, Inc. 10%,
12/15/09(e) ..........................   CCC-           1,250           236,425

Spectrasite Holdings, Inc. Series B 0%,
3/15/10(d) ...........................   CCC+           2,200           583,000
                                                                     ----------
                                                                        819,425
                                                                     ----------

CONSUMER FINANCE--1.7%
Conseco Finance Corp. Series MTNA
6.50%, 9/26/02 .......................    B-            1,000           905,000

Ford Motor Credit Corp. 7.25%,
10/25/11 .............................   BBB+           1,750         1,765,246
                                                                     ----------
                                                                      2,670,246
                                                                     ----------


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

DISTRIBUTORS (FOOD & HEALTH)--0.6%
Fleming Cos., Inc. 144A 10.625%,
7/31/07(b) ...........................    B+           $  925        $  936,562

ENGINEERING & CONSTRUCTION--0.7%
Encompass Services Corp. 144A
10.50%, 5/1/09(b) ....................    B+            1,500         1,170,000

FINANCIAL (DIVERSIFIED)--1.4%
General Motors Acceptance Corp.
6.875%, 9/15/11 ......................   BBB+           1,750         1,724,634

Pemex Project Funding Master Trust
9.125%, 10/13/10 .....................   BB+              500           526,250
                                                                     ----------
                                                                      2,250,884
                                                                     ----------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.3%
Aztar Corp. 144A 9%, 8/15/11(b) ......    B+            1,500         1,518,750

Harrahs Operating Company, Inc. 144A
7.125%, 6/1/07(b) ....................   BBB-             500           505,000

Mohegan Tribal Gaming Authority
8.125%, 1/1/06 .......................    BB              145           150,075
                                                                     ----------
                                                                      2,173,825
                                                                     ----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.7%
AmerisourceBergen Corp. 144A 8.125%,
9/1/08(b) ............................    BB-           1,000         1,055,000

HEALTH CARE (SPECIALIZED SERVICES)--2.3%
Fresenius Medical Care Capital Trust
144A 7.875%, 6/15/11(b) ..............    B+            1,750         1,741,250

Healthsouth Corp.144A 8.375%,
10/1/11(b) ...........................   BBB-           1,750         1,872,500
                                                                     ----------
                                                                      3,613,750
                                                                     ----------

INSURANCE (MULTI-LINE)--3.8%
Middletown Trust Series C 11.75%,
7/15/10(h)(i) ........................    A             5,835         6,126,798

IRON & STEEL--0.8%
AK Steel Corp. 9.125%, 12/15/06 ......    BB            1,230         1,230,000

LEISURE TIME (PRODUCTS)--0.8%
Bally Total Fitness Holding Corp. Series D
9.875%, 10/15/07 .....................    B-            1,250         1,256,250

MACHINERY (DIVERSIFIED)--1.0%
Terex Corp. Series B 10.375%, 4/1/11      B             1,500         1,552,500


                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

OIL & GAS (EXPLORATION & PRODUCTION)--1.7%
Chesapeake Energy Corp. 144A 8.375%,
11/1/08(b) ...........................    B+           $1,620        $1,615,950

Hanover Equipment Trust 01-A 144A
8.50%, 9/1/08(b) .....................    BB            1,000         1,050,000
                                                                     ----------
                                                                      2,665,950
                                                                     ----------

PUBLISHING--1.4%
Primedia, Inc. 144A 8.875%, 5/15/11(b)    BB-           1,500         1,215,000

Reed Elsevier Capital 6.75%, 8/1/11 ..     A-           1,000         1,055,165
                                                                     ----------
                                                                      2,270,165
                                                                     ----------

PUBLISHING (NEWSPAPERS)--0.4%
Belo Corp. W.I. 8%, 11/1/08 ..........   BBB-             600           605,082

RETAIL (SPECIALTY)--1.3%
Amerigas Partners LP / Eagle Financial
Corp. 144A 8.875%, 5/20/11(b) ........    BB+           1,000         1,035,000

AutoNation, Inc. 144A 9%, 8/1/08(b) ..    BB+           1,000           990,000
                                                                     ----------
                                                                      2,025,000
                                                                     ----------

SERVICES (COMMERCIAL & CONSUMER)--1.6%
Service Corporation International 7.20%,
6/1/06 ...............................    BB-           1,500         1,421,250

Stewart Enterprises 10.75%, 7/1/08 ...    B+            1,000         1,095,000
                                                                     ----------
                                                                      2,516,250
                                                                     ----------

TELECOMMUNICATIONS (LONG DISTANCE)--1.6%
NTL Communications Corp. Series B
9.25%, 11/15/06(e) ...................    B-            1,500           716,029

WorldCom, Inc. - WorldCom Group
7.50%, 5/15/11 .......................   BBB+           1,750         1,806,733
                                                                     ----------
                                                                      2,522,762
                                                                     ----------

WASTE MANAGEMENT--0.8%
IT Group, Inc. (The) Series B 11.25%,
4/1/09 ...............................    B+            1,665         1,248,750

- ------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $53,518,614)                                        50,921,031
- ------------------------------------------------------------------------------



                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------


FOREIGN GOVERNMENT SECURITIES--16.2%

BULGARIA--2.0%
Republic of Bulgaria IAB PDI 4.563%,
7/28/11(d) ...........................    BB-          $3,960        $3,123,450

COLOMBIA--1.2%
Republic of Columbia 11.75%, 2/25/20 .    BB            1,900         1,858,675

CROATIA--0.2%
Croatia Series B 4.563%, 7/31/06(d) ..   BBB-             338           330,964

DOMINICAN REPUBLIC--1.2%
Dominican Republic 144A 9.50%,
9/27/06(b) ...........................    BB-           2,000         1,990,000

EL SALVADOR--1.0%
Republic of El Salvador 144A 8.50%,
7/25/11(b) ...........................    BB+           1,500         1,607,813

MEXICO--3.7%
United Mexican States Global Bond
8.125%, 12/30/19 .....................    BB+           3,500         3,333,750

United Mexican States Global Bond
11.50%, 5/15/26 ......................    BB+           1,500         1,881,375

United Mexican States Global Bond
8.30%, 8/15/31 .......................    BB+             750           713,625
                                                                     ----------
                                                                      5,928,750
                                                                     ----------

PANAMA--2.0%
Republic of Panama 8.875%, 9/30/27 ...    BB+           3,650         3,275,875

POLAND--1.6%
Poland Government Bond Series 0206
8.50%, 2/12/06(f) ....................    NR           11,500         2,608,149

RUSSIA--3.2%
Russian Federation RegS 5%, 3/31/30(d)     B           10,500         5,051,025

- ------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $25,387,997)                                        25,774,701
- ------------------------------------------------------------------------------


FOREIGN CORPORATE BONDS--9.7%

BAHAMAS--0.6%
Teekay Shipping Corp. 8.875%, 7/15/11     BB-           1,000         1,031,250

CANADA--1.8%
GT Group Telecom, Inc. 0%, 2/1/10(d) .    B-            4,000           520,000



                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

Methanex Corp. 7.75%, 8/15/05 ........   BBB-          $1,000        $  945,000

Microcell Telecommunications, Inc.
Series B 0%, 6/1/06(d) ...............  Caa(c)          3,000         1,440,000
                                                                     ----------
                                                                      2,905,000
                                                                     ----------

CAYMAN ISLANDS--0.7%
Petrobas International Finance 144A
9.75%, 7/6/11(b) .....................  Baa(c)          1,125         1,133,437

CHILE--0.7%
Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ....................   BBB            1,249         1,140,563

IRELAND--0.9%
Clondalkin Industries PLC 10.625%,
1/15/10(e) ...........................    B-            1,500         1,418,548

ISRAEL--0.6%
Partner Communications Company Ltd.
Series DTC 13%, 8/15/10 ..............    B-            1,000           935,000

MEXICO--2.2%
Grupo Industrial Durango 12.625%,
8/1/03 ...............................    BB-           1,850         1,831,500

Grupo Televisa SA 144A 8%, 9/13/11(b)     BB+           1,000           965,000

Grupo Transportacion Ferroviaria
Mexicana SA de CV 0%, 6/15/09(d) .....    BB-           1,000           782,500
                                                                     ----------
                                                                      3,579,000
                                                                     ----------

NETHERLANDS--0.6%
Koninklijke KPN NV 8%, 10/1/10 .......   BBB-             795           676,100

Netia Holdings BV 13.75%, 6/15/10(e) .   CCC            1,500           202,650
                                                                     ----------
                                                                        878,750
                                                                     ----------

POLAND--1.3%
TPSA Finance BV 144A 7.75%,
12/10/08(b) ..........................   BBB            2,050         2,096,125

RUSSIA--0.2%
Metromedia International Group, Inc.
Series B 0%, 9/30/07(d)(h)(i) ........    NR              927           278,148

- ------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $21,072,689)                                        15,395,821
- ------------------------------------------------------------------------------


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

CONVERTIBLE BONDS--0.9%

COMMUNICATIONS EQUIPMENT--0.4%
Dice, Inc. Cv. 144A 7%, 1/25/05(b) .....  NR           $1,500        $  540,000

OIL & GAS (DRILLING & EQUIPMENT)--0.5%
Parker Drilling Co. Cv. 5.50%, 8/1/04 ..   B-           1,000           848,750

- ------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $2,386,811)                                          1,388,750
- ------------------------------------------------------------------------------


CREDIT LINKED NOTES--3.3%

BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
Earls Four Limited Series 499 144A
Repackaged Telewest Finance (Jersey) Ltd.
12.05%, 7/7/05(b)(i) ...................                2,000         1,520,000

ELECTRICAL EQUIPMENT--1.1%
STEERS Credit Linked Trust 2001,
Series SLR-R Repackaged Selectron Corp.
6.615%, 5/8/20(d)(i) ...................                2,000         1,825,000

FOREIGN GOVERNMENT SECURITIES--1.2%
UBS Jersey Credit Linked Trust
Repackaged Republic of Panama 3.985%,
8/3/03(d)(i) ...........................                2,000         1,975,000

- ------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $6,000,000)                                          5,320,000
- ------------------------------------------------------------------------------


                                                       SHARES
                                                       ------
PREFERRED STOCK--2.4%

AGENCY NON MORTGAGE-BACKED SECURITIES--1.7%
Home Ownership Funding 2, Step-down
Pfd. 144A 13.338%(b)(d) ................                3,500         2,657,977

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.6%
Nextel Communications, Inc. Series E PIK
11.125% ................................               23,569           919,191

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
Global Crossing Holdings Ltd. PIK
Series E 10.50% ........................               20,000           200,000

- ------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $6,666,346)                                          3,777,168
- ------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------        ----------

COMMON STOCKS--0.1%

PAPER & FOREST PRODUCTS--0.0%
Northampton Pulp LLC(g)(h)(i) ..........                3,650        $    7,300

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
AT&T Latin America Corp. Class A(g) ....              137,550           206,325

- ------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $756,366)                                              213,625
- ------------------------------------------------------------------------------




                                                        PAR
                                                       VALUE
                                                       (000)
                                                       ------
LOAN PARTICIPATION  NOTES--0.7%

UPC Financing Partnership Term Loan C2
6.371%, 11/30/08(d) ....................               $1,500         1,110,000

- ------------------------------------------------------------------------------
TOTAL LOAN PARTICIPATION  NOTES
(IDENTIFIED COST $1,133,633)                                          1,110,000
- ------------------------------------------------------------------------------



                                                       SHARES
                                                       ------
WARRANTS--0.0%

COMMUNICATIONS EQUIPMENT--0.0%
Atlantic Telecom Group PLC Warrants
(United Kingdom)(g) ....................                1,875               169

GT Group Telecom, Inc. 144A Warrants
(Canada)(b)(g) .........................                4,000            20,000

- ------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                     20,169
- ------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $164,355,370)                                      154,506,680
- ------------------------------------------------------------------------------


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)        VALUE
                                      ---------        -------     ---------

SHORT TERM OBLIGATIONS--3.2%

COMMERCIAL PAPER--2.8%
SYSCO Corp. 2.65%, 11/1/01 ...........    A-1+         $1,415      $1,415,000

Kraft Foods, Inc. 2.55%, 11/2/01 .....    A-1           3,075       3,074,782
                                                                   ----------
                                                                    4,489,782
                                                                   ----------

REPURCHASE AGREEMENTS--0.4%
State Street Bank & Trust Co.
repurchase agreement 0.5%, dated
10/31/01 due 11/1/01, repurchase
price $628,009 collateralized by
U.S. Treasury Bond 6.50%, 11/15/26,
market value $640,582 ................                    628         628,000

- -----------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $5,117,782)                                        5,117,782
- -----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $169,473,152)                                    159,624,462(a)

Other assets and liabilities--(0.1)%                                 (162,799)
                                                                 ------------
NET ASSETS -- 100%                                               $159,461,663
                                                                 ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,796,685 and gross depreciation of $16,120,146 for federal income tax purposes. At October 31, 2001, the aggregate cost of securities for federal income tax purposes was $169,947,923.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities amounted to a value of $34,727,763 or 22% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents Euro.
(f) Par value represents Polish Zloty.
(g) Non-income producing.
(h) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2001, these securities, which are included in illiquid securities below, amounted to $6,412,246 or 4.0% of net assets.
(i) Illiquid. At October 31, 2001, these securities amounted to a value of $13,825,996 or 8.7% of net assets.
(j) All or a portion segregated as collateral for a when-issued security, swap transactions and loan participation notes.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2001


ASSETS
Investment securities at value
   (Identified cost $169,473,152)                       $159,624,462
Cash                                                             864
Receivables
   Interest                                                2,675,506
   Investment securities sold                              1,926,468
   Fund shares sold                                           63,759
   Receivable from advisor                                        69
Other receivables                                              1,367
Prepaid expenses                                               1,935
                                                        ------------
     Total assets                                        164,294,430
                                                        ------------
LIABILITIES
Payables
   Investment securities purchased                         3,925,103
   Fund shares repurchased                                   209,941
   Income distribution payable                               196,319
   Investment advisory fee                                    73,993
   Transfer agent fee                                         63,906
   Distribution fee                                           61,763
   Financial agent fee                                        14,007
   Trustees' fee                                               5,613
Net unrealized depreciation on swap agreements               188,462
Accrued expenses                                              93,660
                                                        ------------
     Total liabilities                                     4,832,767
                                                        ------------
NET ASSETS                                              $159,461,663
                                                        ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest        $237,156,555
Distributions in excess of net investment income            (196,319)
Accumulated net realized loss                            (67,464,856)
Net unrealized depreciation                              (10,033,717)
                                                        ------------
NET ASSETS                                              $159,461,663
                                                        ============

CLASS A
Shares of beneficial interest, $0.10 par value,
   166,666,667 authorization (Net Assets $115,277,629)    11,497,250
Net asset value per share                                     $10.03
Offering price per share $10.03/(1-4.75%)                     $10.53

CLASS B
Shares of beneficial interest, $0.10 par value,
   166,666,667 authorization (Net Assets $38,036,589)      3,801,129
Net asset value and offering price per share                  $10.01

CLASS C
Shares of beneficial interest, $0.10 par value,
   166,666,667 authorization (Net Assets $6,147,445)         612,132
Net asset value and offering price per share                  $10.04



                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2001


INVESTMENT INCOME
Interest                                                $ 16,926,361
Dividends                                                    649,192
                                                        ------------
     Total investment income                              17,575,553
                                                        ------------
EXPENSES
Investment advisory fee                                      949,457
Distribution fee, Class A                                    291,414
Distribution fee, Class B                                    494,990
Distribution fee, Class C                                     65,639
Financial agent fee                                          176,703
Transfer agent                                               348,063
Printing                                                      76,507
Custodian                                                     62,485
Registration                                                  50,171
Professional                                                  45,187
Trustees                                                      26,404
Miscellaneous                                                 21,138
                                                        ------------
     Total expenses                                        2,608,158
     Custodian fees paid indirectly                           (2,192)
                                                        ------------
     Net expenses                                          2,605,966
                                                        ------------
NET INVESTMENT INCOME                                     14,969,587
                                                        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                          (10,969,236)
Net realized gain on swaps                                     3,745
Net realized loss on options                                (418,750)
Net realized loss on foreign currency                       (149,495)
Net change in unrealized appreciation
   (depreciation) on investments                           5,532,372
Net change in unrealized appreciation (depreciation)
   on swap agreements                                     (3,080,534)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions      1,768,244
                                                        ------------
NET LOSS ON INVESTMENTS                                   (7,313,654)
                                                        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $  7,655,933
                                                        ============


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                              Year Ended            Year Ended
                                                                               10/31/01              10/31/00
                                                                             ------------          ------------
FROM OPERATIONS
   Net investment income (loss)                                              $ 14,969,587          $ 17,686,781
   Net realized gain (loss)                                                   (11,533,736)           (7,341,772)
   Net change in unrealized appreciation (depreciation)                         4,220,082              (894,995)
                                                                             ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  7,655,933             9,450,014
                                                                             ------------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                              (9,675,923)           (9,613,020)
   Net investment income, Class B                                              (3,746,322)           (6,040,317)
   Net investment income, Class C                                                (495,754)             (506,308)
   Tax return of capital, Class A                                                (327,974)                   --
   Tax return of capital, Class B                                                (126,985)                   --
   Tax return of capital, Class C                                                 (16,804)                   --
                                                                             ------------          ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                  (14,389,762)          (16,159,645)
                                                                             ------------          ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (4,138,603 and 2,960,461 shares,
       respectively)                                                           43,632,838            32,377,070
   Net asset value of shares issued from reinvestment of
       distributions (540,685 and 521,532 shares, respectively)                 5,608,893             5,679,445
   Cost of shares repurchased (3,660,493 and 4,610,373 shares,
       respectively)                                                          (38,333,034)          (50,532,981)
                                                                             ------------          ------------
Total                                                                          10,908,697           (12,476,466)
                                                                             ------------          ------------
CLASS B
   Proceeds from sales of shares (409,452 and 434,620 shares, respectively)     4,269,187             4,775,808
   Net asset value of shares issued from reinvestment of distributions
     (181,591 and 250,107 shares, respectively)                                 1,885,884             2,722,782
   Cost of shares repurchased (2,888,405 and 3,142,522 shares, respectively)  (30,237,803)          (34,316,301)
                                                                              -----------          ------------
Total                                                                         (24,082,732)          (26,817,711)
                                                                             ------------          ------------
CLASS C
   Proceeds from sales of shares (272,852 and 174,137 shares, respectively)     2,883,190             1,914,239
   Net asset value of shares issued from reinvestment of distributions
     (20,933 and 22,935 shares, respectively)                                     217,260               250,358
   Cost of shares repurchased (274,596 and 261,656 shares, respectively)       (2,811,545)           (2,881,085)
                                                                             ------------          ------------
Total                                                                             288,905              (716,488)
                                                                             ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                  (12,885,130)          (40,010,665)
                                                                             ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                      (19,618,959)          (46,720,296)

NET ASSETS
   Beginning of period                                                        179,080,622           225,800,918
                                                                             ------------          ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
       INCOME OF ($196,319) AND UNDISTRIBUTED NET INVESTMENT INCOME
       (LOSS) OF $538,220, RESPECTIVELY]                                     $159,461,663          $179,080,622
                                                                             ============          ============


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                                                    FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                            CLASS A
                                                                  --------------------------------------------------------
                                                                                     YEAR ENDED OCTOBER 31
                                                                  --------------------------------------------------------
                                                                   2001         2000        1999         1998        1997
Net asset value, beginning of period                              $10.44       $10.85      $11.20       $13.50      $13.27
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.85         0.95        0.96         1.07        1.03
   Net realized and unrealized gain (loss)                         (0.37)       (0.46)      (0.30)       (1.88)       0.18
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.48         0.49        0.66        (0.81)       1.21
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.86)       (0.90)      (1.00)       (1.07)      (0.98)
   Dividends from net realized gains                                  --           --          --        (0.36)         --
   In excess of net investment income                                 --           --       (0.01)          --          --
   In excess of net realized gains                                    --           --          --        (0.06)         --
   Tax return of capital                                           (0.03)          --          --           --          --
                                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                           (0.89)       (0.90)      (1.01)       (1.49)      (0.98)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                          (0.41)       (0.41)      (0.35)       (2.30)       0.23
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $10.03       $10.44      $10.85       $11.20      $13.50
                                                                  ======       ======      ======       ======      ======
Total return(1)                                                     4.70%        4.49%       5.97%       (6.86)%      9.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $115,278     $109,356    $125,931     $156,317    $191,486

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.27%(2)     1.22%(2)    1.14%(3)     1.08 %      1.04%(2)
   Net investment income                                            8.90%        8.99%       8.59%        8.17 %      7.28%
Portfolio turnover                                                   210%         168%        133%         157 %       295%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.13%.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS B
                                                 ---------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31
                                                 ---------------------------------------------------------
                                                   2001         2000        1999         1998        1997
Net asset value, beginning of period              $10.42       $10.84      $11.18       $13.48      $13.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.78         0.87        0.87         0.96        0.92
   Net realized and unrealized gain (loss)         (0.37)       (0.47)      (0.29)       (1.87)       0.18
                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS               0.41         0.40        0.58        (0.91)       1.10
                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.79)       (0.82)      (0.91)       (0.97)      (0.87)
   Dividends from net realized gains                  --           --          --        (0.36)         --
   In excess of net investment income                 --           --       (0.01)          --          --
   In excess of net realized gains                    --           --          --        (0.06)         --
   Tax return of capital                           (0.03)          --          --           --          --
                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                           (0.82)       (0.82)      (0.92)       (1.39)      (0.87)
                                                  ------       ------      ------       ------      ------
Change in net asset value                          (0.41)       (0.42)      (0.34)       (2.30)       0.23
                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                    $10.01       $10.42      $10.84       $11.18      $13.48
                                                  ======       ======      ======       ======      ======
Total return(1)                                     3.94%        3.66%       5.15%       (7.51)%      8.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $38,037      $63,529     $92,725     $124,075    $154,989

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.01%(2)     1.95%(2)    1.89%(5)     1.84 %      1.79%(2)
   Net investment income                            8.21%        8.24%       7.83%        7.36 %      6.52%
Portfolio turnover                                   210%         168%        133%         157 %       295%


                                                                         CLASS C
                                                 -------------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31              FROM INCEPTION
                                                 -------------------------------------------     10/14/97 TO
                                                   2001         2000        1999         1998       10/31/97
Net asset value, beginning of period              $10.45       $10.87      $11.21       $13.48      $14.22
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.77         0.86        0.88         0.97        0.04
   Net realized and unrealized gain (loss)         (0.36)       (0.46)      (0.30)       (1.85)      (0.74)
                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS               0.41         0.40        0.58        (0.88)      (0.70)
                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.79)       (0.82)      (0.91)       (0.97)      (0.04)
   Dividends from net realized gains                  --           --          --        (0.36)         --
   In excess of net investment income                 --           --       (0.01)          --          --
   In excess of net realized gains                    --           --          --        (0.06)         --
   Tax return of capital                           (0.03)          --          --           --          --
                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                           (0.82)       (0.82)      (0.92)       (1.39)      (0.04)
                                                  ------       ------      ------       ------      ------
Change in net asset value                          (0.41)       (0.42)      (0.34)       (2.27)      (0.74)
                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                    $10.04       $10.45      $10.87       $11.21      $13.48
                                                  ======       ======      ======       ======      ======
Total return(1)                                     3.92%        3.65%       5.23%       (7.36)%     (5.00)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $6,147       $6,195      $7,145       $5,937        $284

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.02%(2)     1.97%(2)    1.89%(5)     1.88 %      1.62 %(2)(4)
   Net investment income                            8.18%        8.23%       7.83%        7.46 %      4.75 %(4)
Portfolio turnover                                   210%         168%        133%         157 %       295 %(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Not annualized.
(4) Annualized.
(5) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.88%.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


                         INVESTMENTS AT OCTOBER 31, 2001



                                       MOODY'S          PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------


U.S. GOVERNMENT SECURITIES--7.2%

U.S. TREASURY BONDS--0.5%
U.S. Treasury Bonds 5%, 8/15/11 .......  Aaa           $  250     $     264,522

U.S. TREASURY NOTES--6.7%
U.S. Treasury Notes 3.875%, 7/31/03 ...  Aaa              100           102,609

U.S. Treasury Notes 4.625%, 5/15/06 ...  Aaa            3,575         3,740,344
                                                                  -------------
                                                                      3,842,953
                                                                  -------------

- ------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $4,015,548)                                          4,107,475
- ------------------------------------------------------------------------------


AGENCY NON MORTGAGE-BACKED
SECURITIES--2.9%

Fannie Mae 7%, 7/15/05(h) .............  Aaa            1,500         1,673,340

- ------------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,520,763)                                          1,673,340
- ------------------------------------------------------------------------------


MUNICIPAL BONDS--7.4%

CALIFORNIA--0.7%
San Diego County Pension Obligation
Revenue Taxable Series A 6.24%, 8/15/02  Aaa              400           411,308

DELAWARE--1.3%
Delaware River Port Authority PA & NJ
Revenue Taxable Series A 5.91%, 1/1/02   Aaa              700           703,437



                                       MOODY'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

FLORIDA--0.9%
Tampa Solid Waste System Revenue
Taxable Series A 6.18%, 10/1/04 .......  Aaa           $  500     $     534,695

ILLINOIS--1.3%
Chicago Tax Increment Taxable 6.25%,
6/1/02 ................................  Aaa              750           765,038

NEW JERSEY--1.4%
New Jersey State Taxable Series G
6.375%, 8/1/03 ........................   Aa              750           789,270

TEXAS--1.8%
Texas Water Resources Finance Authority
Revenue Taxable 6%, 8/15/02 ...........  Aaa            1,000         1,025,240

- ------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,102,786)                                          4,228,988
- ------------------------------------------------------------------------------


ASSET BACKED SECURITIES--4.2%

Americredit Automobile Receivables
Trust 01-1, E 9.29%, 2/6/08(h) ........   Ba              500           502,441

Aviation Capital Group Trust 00-1A,
A1 3%, 11/15/25(d)(h) .................   Aa              500           481,875

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02 ......................   Aa              259           260,726

Detroit Edison Securitization Funding
LLC 01-1, A3 5.88%, 3/1/10(h) .........  Aaa              500           532,188


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                       MOODY'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------


Fleetwood Credit Corp. Grantor
Trust 96-A, B
6.95%, 10/17/11 .......................    A            $  82        $   84,460

MBNA Master Credit Card Trust 98-C, C
6.35%, 11/15/05(h) ....................  BBB(c)           525           546,082

- ------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
(IDENTIFIED COST $2,365,555)                                          2,407,772
- ------------------------------------------------------------------------------


CORPORATE BONDS--31.5%

AIRLINES--0.5%
American Airlines, Inc. 144A
Series 2001-2, A-2
7.858%, 10/1/11(b) ....................    A              250           263,700

ALUMINUM--0.4%
Century Aluminum Co. 144A 11.75%,
4/15/08(b) ............................   Ba              250           246,562

BROADCASTING (TELEVISION, RADIO & CABLE)--1.8%
Charter Communications Holdings LLC
11.125%, 1/15/11 ......................    B              500           530,000

Clear Channel Communications, Inc. 6%,
11/1/06 ...............................  Baa              500           499,580
                                                                     ----------
                                                                      1,029,580
                                                                     ----------

CHEMICALS--0.8%
IMC Global, Inc. 6.50%, 8/1/03 ........  Baa              480           465,475

COMPUTERS  (HARDWARE)--0.9%
Compaq Computer Co. 6.20%, 5/15/03 ....  BBB(c)           500           514,566

CONSUMER FINANCE--0.4%
Conseco Finance Corp. Series MTNA 6.50%,
9/26/02 ...............................    B              250           226,250

DISTRIBUTORS (FOOD & HEALTH)--2.7%
Bergen Brunswig Corp. 7.375%, 1/15/03 .   Ba              500           511,124

Fleming Cos., Inc. 144A 10.625%,
7/31/07(b) ............................    B              250           253,125

SUPERVALU, Inc. 9.75%, 6/15/04 ........    B              750           782,813
                                                                     ----------
                                                                      1,547,062
                                                                     ----------

ELECTRIC COMPANIES--0.9%
BRL Universal Equipment 8.875%,
2/15/08 ...............................   Ba              485           501,975

FINANCIAL (DIVERSIFIED)--0.9%
Erac Finance Co. USA 144A 7.35%,
6/15/08(b) ............................  Baa              500           505,000



                                       MOODY'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

FOODS--0.9%
Kraft Foods, Inc. 4.625%, 11/1/06 .....    A           $  500        $  500,638

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.9%
Aztar Corp. 144A 9%, 8/15/11(b) .......   Ba              500           506,250

Harrahs Operating Co., Inc. 7.125%,
6/1/07 ................................  Baa              500           509,255

Mohegan Tribal Gaming Authority 8.125%,
1/1/06 ................................   Ba               75            77,625
                                                                     ----------
                                                                      1,093,130
                                                                     ----------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.9%
Pfizer, Inc. 3.625%, 11/1/04 ..........  Aaa              500           504,845

HEALTH CARE (HOSPITAL MANAGEMENT)--1.0%
Tenet Healthcare Corp. 7.875%, 1/15/03    Ba              500           540,650

HEALTH CARE (LONG TERM CARE)--0.9%
Manor Care, Inc. 8%, 3/1/08 ...........   Ba              500           532,500

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.5%
AmerisourceBergen Corp. 144A 8.125%,
9/1/08(b) .............................   Ba              250           263,750

HEALTH CARE (SPECIALIZED SERVICES)--1.8%
HEALTHSOUTH Corp. 144A 7.375%,
10/1/06(b) ............................   Ba              500           520,000

Quest Diagnostic, Inc. 6.75%, 7/12/06 .   Ba              500           525,405
                                                                     ----------
                                                                      1,045,405
                                                                     ----------

MANUFACTURING (DIVERSIFIED)--0.9%
Applied Extrusion Technologies, Inc. 144A
10.75%, 7/1/11(b) .....................    B              500           527,500

NATURAL GAS--0.9%
Dynegy Holdings, Inc. 8.125%, 3/15/05 .  Baa              500           540,967

OIL & GAS (DRILLING & EQUIPMENT)--0.9%
R & B Falcon Corp. Series B 6.50%,
4/15/03 ...............................   Ba              500           517,500

OIL & GAS (EXPLORATION & PRODUCTION)--1.4%
Chesapeake Energy Corp. 144A 8.375%,
11/1/08(b) ............................    B              250           249,375

Hanover Equipment Trust 01-A 144A
8.50%, 9/1/08(b) ......................   Ba              500           525,000
                                                                     ----------
                                                                        774,375
                                                                     ----------


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                       MOODY'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------


OIL (DOMESTIC INTEGRATED)--0.9%
Conoco Funding Co. 5.45%, 10/15/06 ....  Baa           $  500        $  522,930

POWER PRODUCERS (INDEPENDENT)--1.7%
AES Corp. 7.375%, 6/15/03 .............   Ba              500           487,500

Calpine Corp. 8.625%, 8/15/10 .........   Ba              500           504,147
                                                                     ----------
                                                                        991,647
                                                                     ----------

PUBLISHING--0.4%
Primedia, Inc. 8.875%, 5/15/11 ........   Ba              250           202,500

RETAIL (SPECIALTY)--1.4%
AutoNation, Inc. 144A 9%, 8/1/08(b) ...   Ba              800           792,000

SERVICES (COMMERCIAL & CONSUMER)--2.2%
Magellan Health Services, Inc. 144A
9.375%, 11/15/07(b) ...................    B              500           527,500

Service Corp. International
7.20%, 6/1/06 .........................   Ba              300           284,250

Stewart Enterprises, Inc.
6.40%, 5/1/03(d) ......................    B              425           428,188
                                                                     ----------
                                                                      1,239,938
                                                                     ----------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
AT&T Wireless Services, Inc. 7.35%,
3/1/06 ................................  Baa              500           529,845

TELECOMMUNICATIONS (LONG DISTANCE)--0.9%
Worldcom, Inc. 6.50%, 5/15/04 .........    A              500           518,879

TRUCKS & PARTS--0.9%
Navistar International Corp. Series B
9.375%, 6/1/06 ........................   Ba              500           498,750

WASTE MANAGEMENT--0.9%
Allied Waste Industries, Inc. 6.10%,
1/15/03 ...............................   Ba              500           494,343

- ------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $17,497,479)                                        17,932,262
- ------------------------------------------------------------------------------


NON-AGENCY MORTGAGE-BACKED
SECURITIES--13.9%

Advanta Mortgage Loan Trust 00-2, A3
7.76%, 5/25/18 ........................  Aaa              750           798,398

Bear Stearns Mortgage Securities, Inc.
95-1, 1B3 6.425%, 5/25/10(d) ..........  BB(c)            406           412,540


                                       MOODY'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

Bear Stearns Mortgage Securities, Inc.
95-1, 2B3 7.40%, 7/25/10 ..............   BB(c)         $ 300        $  309,645

CS First Boston Mortgage Securities
Corp. 01-CK1 A2 6.25%, 12/16/35 .......   Aaa             475           500,334

CS First Boston Mortgage Securities
Corp. 97-SPCE, C 7.077%, 4/20/38 ......   AA(c)           750           753,750

Commercial Resecuritization Trust
2001-ABC2 A1 7.17%, 2/21/13 ...........   Aaa             500           532,031

Countrywide Asset-Backed Certificates
99-3, AF5 7.73%, 9/25/27 ..............   Aaa           1,100         1,189,712

Criimi Mae Trust I 96-C1, A2 7.56%,
6/30/33 ...............................   A(c)            145           144,320

DLJ Commercial Mortgage Corp. 98-CF2,
A1A 5.88%, 11/12/31 ...................   Aaa             421           441,018

G.E. Capital Mortgage Services, Inc.
94-26, B2 6.871%, 7/25/09(d) ..........   Baa             166           170,946

G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26 ...............  AAA(c)           266           273,154

Imperial CMB Trust 98-1, M2 7.25%,
11/25/29 ..............................    A              520           528,387

Residential Funding Mortgage
Securities I
93-S23, M3 6.50%, 6/25/08 .............  AAA(c)           454           469,902

Residential Funding Mortgage
Securities I
93-S29, M3 7%, 8/25/08 ................  AA+(c)           325           331,495

Residential Funding Mortgage
Securities I
96-S8, A4 6.75%, 3/25/11 ..............  AAA(c)            69            72,052

Structured Asset Securities Corp.
00-C2, L 4.212%, 3/20/03(d) ...........  BB+(c)           403           398,488

Structured Asset Securities Corp.
98-C3A, H 2.97%, 6/25/15(d) ...........   Aa               96            95,695

Summit Mortgage Trust 00-1, B3 6.14%,
12/28/12 ..............................  A-(c)            454           465,032

- ------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,510,160)                                          7,886,899
- ------------------------------------------------------------------------------


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                       MOODY'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------


FOREIGN GOVERNMENT SECURITIES--11.8%

ALGERIA--0.7%
Republic of Algeria 4.313%, 3/4/10(d) .   NR        $     500        $  400,000

BULGARIA--1.6%
Republic of Bulgaria FLIRB Bearer
Series A 4.563%, 7/28/12(d) ...........    B              335           273,042

Republic of Bulgaria IAB PDI 4.563%,
7/28/11(d) ............................    B              792           624,690
                                                                     ----------
                                                                        897,732
                                                                     ----------

COSTA RICA--0.9%
Republic of Costa Rica 8%, 5/1/03 .....   Ba              500           516,875

CROATIA--0.2%
Croatia Series B 4.563%, 7/31/06(d) ...  Baa               80            78,645

DOMINICAN REPUBLIC--0.9%
Dominican Republic 144A 9.50%,
9/27/06(b) ............................   Ba              500           497,500

EL SALVADOR--0.9%
Republic of El Salvador 144A 8.50%,
7/25/11(b) ............................  Baa              500           535,937

MEXICO--1.8%
United Mexican States Global Bond
10.375%, 2/17/09 ......................  Baa              500           566,250

United Mexican States Global Bond
8.125%, 12/30/19 ......................  Baa              500           475,000
                                                                     ----------
                                                                      1,041,250
                                                                     ----------

PANAMA--1.8%
Republic of Panama Bearer 5.03%,
5/14/02(d) ............................   Ba              500           499,961

Republic of Panama RegS 7.875%,
2/13/02 ...............................   Ba              500           506,250
                                                                     ----------
                                                                      1,006,211
                                                                     ----------

PHILIPPINES--0.8%
Republic of Philippines 8.875%, 4/15/08   Ba              500           468,125

POLAND--1.4%
Poland Government Bond Series 0206
8.50%, 2/12/06(f) .....................   NR            3,450           782,445

RUSSIA--0.8%
Russian Federation RegS 8.75%, 7/24/05     B              500           475,625

- ------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $6,594,258)                                          6,700,345
- ------------------------------------------------------------------------------

                                       MOODY'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------

FOREIGN CORPORATE BONDS--11.7%

CANADA--0.8%
Methanex Corp. 7.75%, 8/15/05 .........    Ba          $  500        $  470,000

CAYMAN ISLANDS--0.4%
Petrobras International Finance 144A
9.875%, 5/9/08(b) .....................   Baa             250           255,000

MEXICO--6.4%
Cemex SA de CV 144A 8.625%, 7/18/03(b)    Ba              500           526,250

Grupo Industrial Durango 12.625%,
8/1/03 ................................    B              700           693,000

Grupo Televisa SA 8.625%, 8/8/05 ......   Baa             500           531,875

Grupo Televisa SA 144A 8%, 9/13/11(b) .   Baa             500           481,250

Nacional Financiera SNC 144A 22%,
5/20/02(b)(e) .........................   Baa           5,000           564,742

Telefonos de Mexico SA 8.25%, 1/26/06 .   Baa             500           522,500

Vicap SA 10.25%, 5/15/02 ..............    Ba             350           318,500
                                                                     ----------
                                                                      3,638,117
                                                                     ----------

NETHERLANDS--1.3%
Deutsche Telekom International Finance
7.75%, 6/15/05 ........................    Aa             500           540,115

Koninklijke Kpn NV 7.50%, 10/1/05 .....   Baa             200           172,956
                                                                     ----------
                                                                        713,071
                                                                     ----------

POLAND--1.8%
TPSA Finance BV 144A 7.125%,
12/10/03(b) ...........................   Baa           1,000         1,048,960

TURKEY--0.1%
Garanti Grantor Trust 97-A 144A 5.43%,
4/15/02(b)(d) .........................  BBB-(c)           56            47,433

VENEZUELA--0.9%
PDVSA Finance Ltd. Series 98-1 6.45%,
2/15/04 ...............................    A              500           502,500

- ------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,555,173)                                          6,675,081
- ------------------------------------------------------------------------------




                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                       MOODY'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)          VALUE
                                      ---------        -------       ---------


CONVERTIBLE BONDS--1.2%

HEALTH CARE (SPECIALIZED SERVICES)--0.8%
HEALTHSOUTH Corp Cv. 3.25%, 4/1/03 ....  Ba           $   500     $   476,875

OIL & GAS (DRILLING & EQUIPMENT)--0.4%
Parker Drilling Co. Cv. 5.50%, 8/1/04 .   B               250         212,187

- -----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $679,839)                                            689,062
- -----------------------------------------------------------------------------


CREDIT LINKED NOTES--3.2%

BROADCASTING (TELEVISION, RADIO & CABLE)--0.7%
Earls Four Limited Series 499 144A
Repackaged Telewest Finance (Jersey) Ltd.
12.05%, 7/7/05(b)(g) ..................                   500         380,000

ELECTRICAL EQUIPMENT--0.8%
STEERS[R] Credit Linked Trust 2001,
Series SLR-R Repackaged Selectron Corp.
6.615%, 5/20/03(d)(g) .................                   500         456,250

FOREIGN GOVERNMENT SECURITIES--1.7%
UBS Jersey Credit Linked Trust
Repackaged Republic of Panama 0%,
8/3/03(g) .............................                 1,000         987,500

- -----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $2,000,000)                                        1,823,750
- -----------------------------------------------------------------------------



                                                      SHARES
                                                      ------
PREFERRED STOCK--0.1%

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
Global Crossing Holdings Ltd. PIK
Series E 10.50% .......................                 2,500          25,000

- -----------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $248,125)                                             25,000
- -----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--95.1%
(IDENTIFIED COST $53,089,686)                                      54,149,974
- -----------------------------------------------------------------------------

                                      STANDARD
                                      & POOR'S           PAR
                                       RATING           VALUE
                                     (UNAUDITED)        (000)        VALUE
                                      ---------        -------     ---------


SHORT TERM OBLIGATIONS--4.2%

COMMERCIAL PAPER--3.9%

Sysco Corp. 2.65%, 11/1/01 ............  A-1+          $2,245     $ 2,245,000

REPURCHASE AGREEMENTS--0.3%
State Street Bank & Trust Co.
repurchase agreement 0.50%, dated
10/31/01 due 11/1/01, repurchase price
$162,002 collateralized by U.S. Treasury
Bond 6.50%, 11/15/26, market value
$167,629 ..............................                   162         162,000

- -----------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $2,407,000)                                        2,407,000
- -----------------------------------------------------------------------------


TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $55,496,686)                                      56,556,974(a)

Other assets and liabilities--0.7%                                    395,712
                                                                  -----------
NET ASSETS--100%                                                  $56,952,686
                                                                  ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,750,324 and gross depreciation of $670,101 for federal income tax purposes. At October 31, 2001, the aggregate cost of securities for federal income tax purposes was $55,476,751.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities amounted to a value of $9,516,834 or 16.7% of net assets.
(c) As rated by Standard & Poors or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents Mexican Pesos.
(f) Par value represents Polish Zloty.
(g) Illiquid. At October 31, 2001, these securities amounted to a value of $1,823,750 or 3.2% of net assets.
(h) All or a portion segregated as collateral for swaps.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2001


ASSETS
Investment securities at value
   (Identified cost $55,496,686)                        $ 56,556,974
Cash                                                             241
Receivables
   Investment securities sold                                649,761
   Interest and dividends                                  1,000,911
   Fund shares sold                                          522,334
Prepaid expenses                                                 518
                                                        ------------
     Total assets                                         58,730,739
                                                        ------------
LIABILITIES
Payables
   Investment securities purchased                         1,488,303
   Fund shares repurchased                                    51,385
   Income distribution payable                                62,915
   Distribution fee                                           18,994
   Investment advisory fee                                    16,210
   Transfer agent fee                                         14,622
   Trustees' fee                                               5,613
   Financial agent fee                                         2,907
   Net unrealized depreciation on swap agreements             60,254
Accrued expenses                                              56,850
                                                         -----------
     Total liabilities                                     1,778,053
                                                         -----------
NET ASSETS                                               $56,952,686
                                                         ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest         $61,412,525
Distributions in excess of net investment income             (62,915)
Accumulated net realized loss                             (5,396,771)
Net unrealized appreciation                                  999,847
                                                         -----------
NET ASSETS                                               $56,952,686
                                                         ===========
CLASS A
Shares of beneficial interest outstanding,
   $0.01 par value, unlimited authorization
   (Net Assets $34,109,322)                                7,449,498
Net asset value per share                                      $4.58
Offering price per share $4.58/(1-2.25%)                       $4.69

CLASS B
Shares of beneficial interest outstanding,
   $0.01 par value, unlimited authorization
   (Net Assets $11,977,877)                                2,624,497
Net asset value per share and offering
   price per share                                             $4.56

CLASS C
Shares of beneficial interest outstanding,
   $0.01 par value, unlimited authorization
   (Net Assets $10,865,487)                                2,368,015
Net asset value per share and offering
   price per share                                             $4.59


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2001


INVESTMENT INCOME
Interest                                                  $3,859,100
Dividends                                                     26,250
                                                          ----------
     Total investment income                               3,885,350
                                                          ----------
EXPENSES
Investment advisory fee                                      252,597
Distribution fee, Class A                                     68,635
Distribution fee, Class B                                     74,242
Distribution fee, Class C                                     42,868
Financial agent fee                                           69,838
Transfer agent                                                89,263
Professional                                                  36,774
Registration                                                  35,817
Trustees                                                      26,404
Custodian                                                     24,819
Printing                                                      21,832
Miscellaneous                                                 18,392
                                                          ----------
     Total expenses                                          761,481
     Less expense borne by investment adviser               (132,989)
     Custodian fees paid indirectly                             (635)
                                                          ----------
     Net expenses                                            627,857
                                                          ----------
NET INVESTMENT INCOME                                      3,257,493
                                                          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                             (612,711)
Net realized loss on foreign currency transactions            (7,656)
Net realized loss on swap agreements                          (7,103)
Net change in unrealized appreciation (depreciation)
   on investments                                          1,731,204
Net change in unrealized appreciation (depreciation) on
   swap agreements                                           (60,254)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions           (187)
                                                          ----------
NET GAIN ON INVESTMENTS                                    1,043,293
                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $4,300,786
                                                          ==========


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


                                                  STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Year Ended              Year Ended
                                                                                              10/31/01                10/31/00
                                                                                            ------------           ------------
FROM OPERATIONS
   Net investment income (loss)                                                             $  3,257,493           $  3,080,496
   Net realized gain (loss)                                                                     (627,470)            (1,185,804)
   Net change in unrealized appreciation (depreciation)                                        1,670,763                302,183
                                                                                            ------------           ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 4,300,786              2,196,875
                                                                                            ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (2,081,456)            (1,727,123)
   Net investment income, Class B                                                               (705,976)              (672,190)
   Net investment income, Class C                                                               (608,748)              (525,828)
   In excess of net investment income, Class A                                                   (28,172)                    --
   In excess of net investment income, Class B                                                    (9,555)                    --
   In excess of net investment income, Class C                                                    (8,239)                    --
                                                                                            ------------           ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (3,442,146)            (2,925,141)
                                                                                            ------------           ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (4,644,565 and 2,835,706 shares, respectively)               21,240,221             12,882,792
   Net asset value of shares issued from reinvestment of distributions
     (337,827 and 285,810 shares, respectively)                                                1,542,212              1,294,007
   Cost of shares repurchased (2,578,340 and 3,786,816 shares, respectively)                 (11,787,021)           (17,187,679)
                                                                                            ------------           ------------
Total                                                                                         10,995,412             (3,010,880)
                                                                                            ------------           ------------
CLASS B
   Proceeds from sales of shares (940,042 and 728,390 shares, respectively)                    4,280,445              3,275,043
   Net asset value of shares issued from reinvestment of distributions
     (117,460 and 109,153 shares, respectively)                                                  533,955                492,951
   Cost of shares repurchased (483,205 and 1,192,688 shares, respectively)                    (2,196,278)            (5,383,383)
                                                                                            ------------           ------------
Total                                                                                          2,618,122             (1,615,389)
                                                                                            ------------           ------------
CLASS C
   Proceeds from sales of shares (1,612,717 and 742,115 shares, respectively)                  7,358,163              3,370,276
   Net asset value of shares issued from reinvestment of distributions
     (72,275 and 80,802 shares, respectively)                                                    330,507                366,005
   Cost of shares repurchased (939,560 and 1,177,882 shares, respectively)                    (4,291,189)            (5,351,239)
                                                                                            ------------           ------------
Total                                                                                          3,397,481             (1,614,958)
                                                                                            ------------           ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  17,011,015             (6,241,227)
                                                                                            ------------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      17,869,655             (6,969,493)

NET ASSETS
   Beginning of period                                                                        39,083,031             46,052,524
                                                                                            ------------           ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF ($62,915) AND $138,688, RESPECTIVELY]    $ 56,952,686           $ 39,083,031
                                                                                            ============           ============


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                                    FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                           CLASS A
                                                                  --------------------------------------------------------
                                                                                     YEAR ENDED OCTOBER 31
                                                                  --------------------------------------------------------
                                                                    2001        2000        1999         1998        1997
Net asset value, beginning of period                               $4.49       $ 4.57      $ 4.66       $ 5.06      $ 4.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.33         0.35        0.33         0.34        0.34
   Net realized and unrealized gain (loss)                          0.11        (0.10)      (0.08)       (0.29)       0.14
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.44         0.25        0.25         0.05        0.48
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.35)       (0.33)      (0.34)       (0.34)      (0.33)
   Dividends from net realized gains                                  --           --          --           (0.11)      --
   In excess of net investment income                                 --(4)        --          --(4)        --          --
                                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                           (0.35)       (0.33)      (0.34)       (0.45)      (0.33)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                           0.09        (0.08)      (0.09)       (0.40)       0.15
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 4.58       $ 4.49      $ 4.57       $ 4.66      $ 5.06
                                                                  ======       ======      ======       ======      ======
Total return(1)                                                    10.20%        5.67%       5.57%        0.85%      10.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $34,109      $22,637     $26,071      $33,212     $28,557

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                            1.22%(3)     1.00%       1.00%(3)     1.00%       1.00%
   Net investment income (loss)                                     7.24%        7.67%       7.21%        6.90%       6.54%
Portfolio turnover                                                   125%         116%        122%         126%        246%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.50%, 1.50%, 1.48%, 1.55% and 1.86% for the periods ended October 31, 2001, 2000,
    1999, 1998 and 1997, respectively.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                                    FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS B
                                                           --------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                           --------------------------------------------------------
                                                             2001        2000        1999         1998        1997
Net asset value, beginning of period                       $ 4.47       $ 4.56      $ 4.65       $ 5.06      $ 4.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.31         0.32        0.31         0.31        0.31
   Net realized and unrealized gain (loss)                   0.11        (0.10)      (0.08)       (0.29)       0.15
                                                           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                        0.42         0.22        0.23         0.02        0.46
                                                           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.33)       (0.31)      (0.32)       (0.32)      (0.31)
   Dividends from net realized gains                           --           --          --        (0.11)         --
   In excess of net investment income                          --(7)        --        0.00(7)        --          --
                                                           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                    (0.33)       (0.31)      (0.32)       (0.43)      (0.31)
                                                           ------       ------      ------       ------      ------
Change in net asset value                                    0.09        (0.09)      (0.09)       (0.41)       0.15
                                                           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                             $ 4.56       $ 4.47      $ 4.56       $ 4.65      $ 5.06
                                                           ======       ======      ======       ======      ======
Total return(1)                                              9.69%        4.95%       5.04%        0.12%       9.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $11,978       $9,171     $10,957      $12,225     $10,318

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                     1.71%(6)     1.50%       1.50%(6)     1.50%       1.50%
   Net investment income                                     6.75%        7.18%       6.70%        6.44%       6.05%
Portfolio turnover                                            125%         116%        122%         126%        246%


                                                                                    CLASS C
                                                           ------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31       FROM INCEPTION
                                                           --------------------------------------------    10/1/97 TO
                                                            2001         2000        1999         1998     10/31/97
Net asset value, beginning of period                       $ 4.48       $ 4.56      $ 4.66       $ 5.06      $ 5.15
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.33         0.34        0.33         0.34        0.03
   Net realized and unrealized gain (loss)                   0.12        (0.10)      (0.10)       (0.30)      (0.09)
                                                           ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                        0.45         0.24        0.23         0.04       (0.06)
                                                           ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.34)      (0.32)      (0.33)        (0.33)      (0.03)
   Dividends from net realized gains                           --           --          --        (0.11)         --
   In excess of net investment income                          --(7)        --        0.00(7)        --          --
                                                           ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                    (0.34)       (0.32)      (0.33)       (0.44)      (0.03)
                                                           ------       ------      ------       ------      ------
Change in net asset value                                    0.11        (0.08)      (0.10)       (0.40)      (0.09)
                                                           ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                             $ 4.59       $ 4.48      $ 4.56       $ 4.66      $ 5.06
                                                           ======       ======      ======       ======      ======
Total return(1)                                             10.40%        5.41%       5.07%        0.59%      (1.30)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $10,865       $7,275      $9,025      $10,665      $  575

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                     1.46%(6)     1.25%       1.25%(6)     1.25%       1.25 %(4)
   Net investment income                                     7.00%        7.41%       6.95%        6.70%       5.51 %(4)
Portfolio turnover                                            125%         116%        122%         126%        246 %(5)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.00%, 2.00%, 1.98%, 2.05% and 2.36% for the periods ended October 31, 2001, 2000,
    1999, 1998 and 1997, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.76%, 1.74%, 1.73%, 1.80% and 2.11% for the periods ended October 31, 2001, 2000,
    1999, 1998 and 1997, respectively.
(4) Annualized.
(5) Not annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(7) Amount is less than $0.01.


                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of two investment portfolios, Phoenix Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Shod Term Bond Fund (each a "Fund" or together the "Funds"). The Funds were previously separate trusts and were combined into the Trust as of October 30, 2000. Each Fund has distinct investment objectives. The Multi-Sector Fixed Income Fund is a diversified Fund and its investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Multi-Sector Short Term Bond Fund is a diversified Fund and its investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates.

   Each Fund offers Class A, Class B and Class C shares. Class A shares of the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Multi-Sector Shod Term Bond Fund are sold with a front-end sales charge of up to 2.25%. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Trust are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized it the securities were sold. At October 31, 2001, the total value of these securities represented approximately 15% and 7% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (CONTINUED)


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

   The Trust may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At October 31, 2001, the Trust had no forward currency contracts oustanding.

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

H. OPTIONS:

   The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Trust may purchase options which are included in the Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At October 31, 2001, the Trust had no options.

I. SWAP AGREEMENTS:

   The Trust may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into swaps, including interest rate and credit default swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At October 31, 2001, the Trust had the following swaps outstanding:

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (CONTINUED)

Multi-Sector Fixed Income Fund:
                                                                Unrealized
                                                               Appreciation
Notional Amount                                               (Depreciation)
- ---------------                                                ------------
Credit Default Swaps:
$1,500,000 Agreement with Deutsche Bank A.G. London
           dated October 26, 2001, terminating on
           October 26, 2004, to receive 9.70% per
           year times the notional amount. The fund
           pays only upon a default event of Republic
           of Venezuela, the notional amount times
           the difference between the reference price
           and the market value of Republic of
           Venezuela 9.25% bond due September 15, 2027 ...       $ 6,237

 3,000,000 Agreement with Deutsche Bank A.G. London
           dated June 12, 2001, terminating on June
           12, 2011, to receive 2.68% per year times
           the notional amount. The fund pays only
           upon a default event of United Mexican
           States, the notional amount times the
           difference between the reference price and
           the market value of United Mexican States
           11.375% bond due September 15, 2016 ...........      (186,999)

Interest Rate Swap:
 1,319,250 Agreement with Morgan Stanley Capital
           Services Inc. dated May 16, 2001,
           terminating on November 15, 2006 to
           receive interest at 10.13% in exchange for
           payment of 9.25% on EUR 1,500,000 .............        (7,700)
                                                               ---------
                                                               $(188,462)
                                                               =========

Multi-Sector Short Term Bond Fund:
                                                                Unrealized
                                                               Appreciation
Notional Amount                                               (Depreciation)
- ---------------                                                ------------
Credit Default Swaps:
$  500,000 Agreement with Deutsche Bank A.G.
           London dated October 26, 2001, terminating
           on October 26, 2004, to receive 9.70% per
           year times the notional amount. The fund
           pays only upon a default event of Republic
           of Venezuela, the notional amount times
           the difference between the reference price
           and the market value of Republic of
           Venezuela 9.25% bond due September 15, 2027 ...      $  2,079
 1,000,000 Agreement with Deutsche Bank A.G. London
           dated June 12, 2001, terminating on June
           12, 2011, to receive 2.68% per year times
           the notional amount. The fund pays only
           upon a default event of United Mexican
           States, the notional amount times the
           difference between the reference price and
           the market value of United Mexican States
           11.375% bond due September 15, 2016 ...........       (62,333)
                                                                --------
                                                                $(60,254)
                                                                ========

J. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

K. SECURITY LENDING:

   The Trust loans securities to qualified brokers through an agreement with State Street Bank and Trust Company ("State Street"). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At October 31, 2001, the Trust had no securities on loan.

L. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (CONTINUED)


2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Trust, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                          1st $1      $1-2       $2 +
                                          Billion    Billion    Billion
                                          -------    -------    -------
Multi-Sector Fixed Income Fund             0.55%      0.50%      0.45%
Multi-Sector Short Term Bond Fund          0.55%      0.50%      0.45%

   Effective February 28, 2001, the Adviser has agreed to assume expenses of the Multi-Sector Short Term Bond Fund in excess of 1.30%, 1.80% and 1.55% (1.00%, 1.50% and 1.25%, prior to that date) of the average aggregate daily net asset value of Class A, Class B and Class C shares, respectively. For the year ended October 31, 2001, the Adviser has waived or reimbursed the Fund $132,989 for such expenses.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $16,573 for Class A shares and deferred sales charges of $80,178 for Class B shares and $4,739 for Class C shares for the year ended October 31, 2001. In addition, the Trust pays PEPCO a distribution fee at the following annual rates as a percentage of the average daily net assets of each Fund:

                                          Class A    Class B     Class C
                                          -------    -------     -------
Multi-Sector Fixed Income Fund             0.25%      1.00%      1.00%
Multi-Sector Short Term Bond Fund          0.25%      0.75%      0.50%

   The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.25%. The Distributor has advised the Trust that of the total amount expensed for the year ended October 31, 2001, $525,010 was retained by the Distributor, $470,679 was paid to unaffiliated participants, and $42,099 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the year ended October 31, 2001, financial agent fees were $246,541 of which PEPCO received $72,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street as sub-transfer agent. For the year ended October 31, 2001, transfer agent fees were $437,326 of which PEPCO retained $151,708.

   At October 31, 2001, PNX and affiliates held shares of the Trust as follows:

                                                                   Aggregate
                                                                   Net Asset
                                                  Shares             Value
                                                  ------           --------
Multi-Sector Fixed Income Fund-Class A            92,246           $926,146
Multi-Sector Short Term Bond Fund-Class A         38,413            175,932

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the year ended October 31, 2001 (excluding short-term securities and U.S. Government and agency securities) aggregated the following:

                                              Purchases             Sales
                                            ------------        ------------
Multi-Sector Fixed Income Fund .......      $255,925,697        $278,047,962
Multi-Sector Short Term Bond Fund ....        44,640,688          32,048,455

   Purchases and sales of U.S. Government and agency securities during the year ended October 31, 2001, aggregated the following:

                                              Purchases             Sales
                                             -----------        -----------
Multi-Sector Fixed Income Fund .......       $95,690,209        $93,105,036
Multi-Sector Short Term Bond Fund ....        26,188,328         24,176,576


4. CREDIT RISK

   In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.


5. CAPITAL LOSS CARRYOVERS

   The Funds have capital loss carryforwards which may be used to offset future capital gains as follows:

                                      Multi-Sector Fixed    Multi-Sector Short
Expiration Date                          Income Fund         Term Bond Fund
- ---------------                       ------------------    ------------------
2003 .................................   $        --            $   36,672
2006 .................................     8,655,748             2,003,262
2007 .................................    41,913,137             1,576,614
2008 .................................     9,038,031             1,183,936
2009 .................................     7,649,946               596,287

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (CONTINUED)


6. RECLASSIFICATION OF CAPITAL ACCOUNTS

   In accordance with accounting pronouncements, the Trust has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 2001, each Fund recorded the following reclassifications to increase (decrease) the accounts listed below:
                                                                   Capital paid
                                   Undistributed    Accumulated    in on shares
                                   net investment   net realized   of beneficial
                                      income        gains (loss)     interest
                                   --------------   ------------   ------------
Multi-Sector Fixed Income Fund ....   $(1,314,364)    $1,943,122      $(628,758)
Multi-Sector Short Term Bond Fund .       (16,950)        31,184        (14,234)


   This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Funds' record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS OMITTED.]
PRICEWATERHOUSECOOPERS



To the Board of Trustees and Shareholders of Phoenix Multi-Series Trust



     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund (constituting Phoenix Multi-Series Trust, hereinafter referred to as the "Trust") at October 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/S/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 14, 2001

                           PHOENIX MULTI-SERIES TRUST
                            PART C--OTHER INFORMATION

ITEM 23.  EXHIBITS

         a. Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via Edgar with Post-Effective Amendment No. 15 on October 30, 2000 and incorporated herein by reference.

         b. Bylaws of the Registrant filed via Edgar with Post-Effective Amendment No. 15 on October 30, 2000 and incorporated herein by reference.

         c. Reference is made to Registrant's Agreement and Declaration of Trust. See Exhibit a.

         d.1. Management Agreement between Phoenix-Goodwin Multi-Sector Short Term Bond Fund and National Securities & Research Corporation dated May 14, 1993, assigned to Phoenix Investment Counsel, Inc. effective June 1, 1998, filed via EDGAR as
                  Exhibit 5 with Post-Effective Amendment No. 6 on February 25, 1997 and incorporated herein by reference.

         d.2. Amendment to Management Agreement between Phoenix-Goodwin Multi-Sector Short Term Bond Fund and National Securities & Research Corporation dated January 1, 1994, assigned to Phoenix Investment Counsel, Inc. effective June 1, 1998, filed via EDGAR as Exhibit 5.1 with Post-Effective Amendment No. 6 on February 25, 1997, and incorporated herein by reference.

         d.3. Management Agreement between Multi-Sector Fixed Income Fund and National Securities & Research Corporation dated May 14, 1993, assigned to Phoenix Investment Counsel, Inc. effective June 1, 1998, filed via EDGAR as Exhibit 5 with Post-Effective Amendment No. 10 of the Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc. on February 24, 1997 and incorporated herein by reference.

         d.4. Amendment to Management Agreement between Multi-Sector Fixed Income Fund and National Securities & Research Corporation dated January 1, 1994, assigned to Phoenix Investment Counsel, Inc. effective June 1, 1998, filed via EDGAR as Exhibit 5.1 with Post-Effective Amendment No. 10 of the Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc. on February 24, 1997 and incorporated herein by reference.

         e.1. Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("Equity Planning") dated November 19, 1997, filed via EDGAR as Exhibit 6.1 with Post-Effective Amendment No. 9 on February 25, 1998 and incorporated herein by reference.

         e.2. Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, filed via EDGAR as Exhibit 6.2 with Post Effective Amendment No. 9 on February 25, 1998 and incorporated herein by reference.

         e.3. Form of Supplement to Phoenix Family of Funds Sales Agreement filed via EDGAR as Exhibit 6.3 with Post Effective Amendment No. 9 on February 25, 1998 and incorporated herein by reference.

         e.4. Form of Financial Institution Sales Contract for the Phoenix Family of Funds filed via EDGAR as Exhibit 6.4 with Post Effective Amendment No. 9 on February 25, 1998 and incorporated herein by reference.

         f.       None.

         g.1 Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed via EDGAR as
                  Exhibit 8.1 with Post Effective Amendment No. 9 on February 25, 1998 and incorporated herein by reference.

         h.1. Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation dated June 1, 1994, filed via EDGAR as Exhibit 9.1 with Post-Effective Amendment No. 6 on February 25, 1997, and incorporated by reference.

         h.2. Sub-Transfer Agent Agreement between Phoenix Equity Planning Corporation and State Street Bank and Trust Company, filed via EDGAR as Exhibit 9.2 with Post Effective Amendment No. 9 on February 25, 1998 and incorporated herein by reference.

         h.3. Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997, filed via EDGAR as Exhibit 9.3 with Post Effective Amendment No. 9 on February 25, 1998 and incorporated herein by reference.

         h.4. First Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective as of February 27, 1998, filed via EDGAR with Post-Effective Amendment No. 11 on March 1, 1999 and incorporated herein by reference.

         h.5. Second Amendment to Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated July 31, 1998, filed via EDGAR with Post-Effective Amendment No. 11 on March 1, 1999 and incorporated herein by reference.

         i. Opinion as to legality of the shares filed via EDGAR with Post-Effective Amendment No. 15 on October 30, 2000 and incorporated herein by reference.

         j.*      Consent of Independent Accountants filed via EDGAR herewith.

         k.       Not applicable.

         l.       None.

         m.1. Amended and Restated Distribution Plan for Class A Shares of the Multi-Sector Short Term Bond Fund, filed via EDGAR as
                  Exhibit 15.1 with Post-Effective Amendment No. 9 on February 25, 1998, and incorporated herein by reference.

         m.2. Amended and Restated Distribution Plan for Class A Shares of the Multi-Sector Fixed Income Fund, filed via EDGAR as Exhibit
                  15.1 with Post-Effective Amendment No. 13 of Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc. on February 25, 1998 and incorporated herein by reference.

         m.3. Distribution Plans for Class B Shares, filed via EDGAR with Post-Effective Amendment No. 13 on August 15, 2000 and incorporated herein by reference.

         m.4. Distribution Plans for Class C Shares, filed via EDGAR with Post-Effective Amendment No. 13 on August 15, 2000 and incorporated herein by reference.

         n.       Financial Data Schedules.


         o.1.* Third Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, effective November 1, 2001, filed via EDGAR herewith.

         p.1. Power of Attorney for Mr. Roth, filed via EDGAR with Post-Effective Amendment No. 10 on December 30, 1998 and incorporated herein by reference.

         p.2*     Power of Attorney for Ms. McNamara filed via EDGAR herewith.

         p.3. Powers of Attorney for all other Trustees filed via EDGAR as Exhibit p2 with Post-Effective Amendment No. 13 on August 15, 2000 and incorporated herein by reference.

         q.* Code of Ethics of the Trust, the Adviser and the Distributor filed via EDGAR herewith.


         ----------
         *Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     No person is controlled by, or under common control with, the Fund.

ITEM 25.  INDEMNIFICATION

     The Agreement and Declaration of Trust dated August 17, 2000 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement, Custody Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "Management of the Funds" in the Prospectus and "Services of the Adviser" and "Management of the Fund" in the Statement of Additional Information, each of which is included in this Post-Effective Amendment to the Registration Statement.

     For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of Phoenix Investment Counsel, Inc. the Adviser, reference is made to the Adviser's current Form ADV (SEC File No. 801-5995) filed under the Investment Advisers Act of 1940 and incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

    (a) Equity Planning serves as the principal underwriter for the following registrants:


Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix-Euclid Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix-Zweig Trust, Phoenix Life Variable Universal Life Account, Phoenix Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.


    (b) Directors and Executive Officers of Phoenix Equity Planning Corporation are as follows:

NAME AND                     POSITIONS AND OFFICES         POSITIONS AND OFFICES WITH
PRINCIPAL ADDRESS            WITH DISTRIBUTOR              REGISTRANT
--------------------         ---------------------         --------------------------
Michael E. Haylon            Director                      Executive Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin         Director and Chairman         Trustee and President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480


NAME AND                     POSITIONS AND OFFICES         POSITIONS AND OFFICES WITH
PRINCIPAL ADDRESS            WITH DISTRIBUTOR              REGISTRANT
--------------------         ---------------------         --------------------------

William R. Moyer             Director, Executive Vice      Executive Vice President
56 Prospect Street           President, Chief Financial
P.O. Box 150480              Officer and Treasurer
Hartford, CT 06115-0480

John F. Sharry               President,                    Executive Vice President
56 Prospect Street           Private Client Group
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne             Senior Vice President,        Secretary
101 Munson Street            Mutual Fund
P.O. Box 810                 Customer Service
Greenfield, MA 01301-0810


Robert S. Driessen           Vice President, Compliance    Vice President and
56 Prospect Street                                         Assistant Secretary
P.O. Box 150480
Hartford, CT 06115-0480


Jacqueline M. Porter         Assistant Vice President,     Assistant Treasurer
56 Prospect Street           Mutual Fund Tax
P.O. Box 150480
Hartford, CT 06115-0480


    (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's investment adviser, Phoenix Investment Counsel, Inc.; Registrant's financial agent, transfer agent and principal underwriter, Phoenix Equity Planning Corporation; Registrant's dividend disbursing agent, State Street Bank and Trust Company; and Registrant's custodian, State Street Bank and Trust Company. The address of the Secretary of the Trust is 101 Munson Street, Greenfield, Massachusetts 01301; the address of Phoenix Investment Counsel, Inc. is 56 Prospect Street, Hartford, Connecticut 06115; the address of Phoenix Equity Planning Corporation is 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480; the address of the dividend disbursing agent is P.O. Box 8301, Boston, Massachusetts 02266-8301, Attention: Phoenix Funds, and the address for the custodian is P.O. Box 8301, Boston, Massachusetts 02266-8301.

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30.  UNDERTAKINGS

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 25th day of February, 2002.


                                                      PHOENIX MULTI-SERIES TRUST

ATTEST: /S/ PAMELA S. SINOFSKY              BY:   /S/ PHILIP R. MCLOUGHLIN
            ----------------------                    ----------------------
            PAMELA S. SINOFSKY                        PHILIP R. MCLOUGHLIN
            ASSISTANT SECRETARY                       PRESIDENT



     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on the 25th day of February, 2002.


SIGNATURE                                      TITLE
---------                                      -----

                                               Trustee
----------------------------------
Robert Chesek*

                                               Trustee
----------------------------------
E. Virgil Conway*


/s/Nancy G. Curtiss                            Treasurer
----------------------------------
Nancy G. Curtiss                               (Principal Financial and
                                               Accounting Officer)

                                               Trustee
----------------------------------
Harry Dalzell-Payne*

                                               Trustee
----------------------------------
Francis E. Jeffries*

                                               Trustee
----------------------------------
Leroy Keith, Jr.*

/s/ Philip R. McLoughlin                       President and Trustee
----------------------------------
Philip R. McLoughlin                           (Principal Executive
                                               Officer)


                                               Trustee
----------------------------------
Geraldine M. McNamara*


                                               Trustee
----------------------------------
Everett L. Morris*

                                               Trustee
----------------------------------
James M. Oates*

                                               Trustee
----------------------------------
Herbert Roth, Jr.*

                                               Trustee
----------------------------------
Richard E. Segerson*

                                               Trustee
----------------------------------
Lowell P. Weicker, Jr.*


*By   /s/  Philip R. McLoughlin
           -----------------------
           Philip R. McLoughlin


                                      S-1